1933 Act File No. 333-83397
                                                     1940 Act File No. 811-09481


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  8  ...........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 9  ...........................................        X

                               HUNTINGTON VA FUNDS

               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7010
                    (Address of Principal Executive Offices)

                                 1-800-544-8347
                         (Registrant's Telephone Number)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)
                (Notices should be sent to the Agent for Service)

                                   Copies to:
                             Alyssa Albertelli, Esq.
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
___ on ___________       pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
_X_ on April 30, 2004    pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

















 INVESTOR GUIDE

HUNTINGTON VA FUNDS


May 1, 2004


HUNTINGTON VA FUNDS PROSPECTUS

Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA Rotating Markets Fund
Huntington VA Dividend Capture Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA International Equity Fund
Huntington VA Situs Small Cap Fund
Huntington VA Macro 100 Fund
Huntington VA Mortgage Securities Fund


May 1, 2004
The Securities and Exchange Commission ("SEC") has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.


Huntington VA Funds
Table of Contents
How to Read This Prospectus
The Huntington VA Funds ("Trust") are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Huntington VA Funds (collectively the "Funds" and each a "Fund") are advised by professional portfolio managers at Huntington Asset Advisors, Inc. ("Advisor"), a subsidiary of The Huntington National Bank.

The Funds have various investment goals and strategies. This prospectus gives you important information about the Funds that you should know before investing.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information you should know about investing in the Funds.

Introduction
-------------------------------------------------------------------------
                                4
Fund Summary, Investment Strategy and Risks
-------------------------------------------------------------------------
                                5         VA Growth Fund
                                8         VA Income Equity Fund
                               11         VA Rotating Markets Fund
                               15         VA Dividend Capture Fund
                               18         VA Mid Corp America Fund
                               21         VA New Economy Fund
                               24         VA International Equity Fund
                               27         VA Situs Small Cap Fund
                               30         VA Macro 100 Fund
                               33         VA Mortgage Securities Fund
Shareowner Guide--How to Invest in the Huntington VA Funds
-------------------------------------------------------------------------
                               37   Pricing Shares
                               37   Purchasing Shares
                               37   Redeeming Shares
More About the Huntington VA Funds
-------------------------------------------------------------------------
                               38   Management of the Trust
                               41   Mixed Funding and Shared Funding
                               41   Dividends and Distributions
                               42   Tax Consequences
                               42   Financial Information
                               42   Financial Highlights
                               43   Additional Investment Strategies
                               43   Investment Practices
                               48   Glossary of Investment Risks



Introduction
Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares ("Shares"). Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.




                                                VA Growth Fund
Fund Summary
Investment Goal
To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus
Common stocks of medium to large companies

Principal Investment Strategy
Invests in companies offering above-average growth potential

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek to achieve long-term capital appreciation primarily through investing inequity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities .

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund's existing positions to determine the benefits of retention.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies'' and "Investment
Practices.''



Investor Profile
Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- will underperform other types of stock investments or the market as a whole.

Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
For more information about risks, please see the "Glossary of Investment Risks.''

Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table
This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's 500 Index ("S&P 500").

-------------------------------------
Best Quarter
-------------------------------------
-------------------------------------
Worst Quarter
-------------------------------------

-------------------------------------------------------------------------
Average Annual Total Returns
(for the periods ended
December 31, 2003)

---------------------------------------------------------------------------
                                                                Since
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                       1 Year   Inception*
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VA Growth Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
S&P 500(1) (reflects no deduction for fees,
expenses or taxes)
---------------------------------------------------------------------------
(1) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since 5/1/01

Fees and Expenses (To be filed by Amendment)
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.

 ----------------------------------------------------------------------------
 Shareholder Fees
 (fees paid directly from your investment)                  Not Applicable
 Annual Fund Operating Expenses
 (expenses deducted from the Fund's assets)
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Investment Advisory Fees(1)                                       0.60%
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Other Expenses*
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 (before fee waivers and/or expense reimbursements)
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

 ----------------------------------------------------------------------------
(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.
*Other expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

---------------------------------------------------------------
                     1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------
---------------------------------------------------------------
Fund Shares
---------------------------------------------------------------





                                          VA Income Equity Fund
Fund Summary
Investment Goal
To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus
Common and preferred stocks

Principal Investment Strategy
Attempts to identify stocks that pay high dividends

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities, and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund's total assets will be invested in income-producing equity securities. The Advisor selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor's or Baa by Moody's). The Advisor selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.
In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.
Because the Fund contains "equity" in its name, the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance of any changes to this policy. For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices.''
Investor Profile
Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund
What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.
Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investment Risks.''

Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table
This table compares the Fund's average annual total returns for periods ended 12/31/03, to that of the Standard & Poor's 500 Index (S&P 500).

--------------------------------
Best
Quarter
--------------------------------
--------------------------------
Worst
Quarter
--------------------------------
Average Annual Total Returns
(for the periods ended
December 31, 2003)

--------------------------------------------------------------------------
                                                       1 Year   Since
                                                                Inception*
--------------------------------------------------------------------------
--------------------------------------------------------------------------
VA Income Equity Fund
--------------------------------------------------------------------------
--------------------------------------------------------------------------
S&P 500(1) (reflects no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
(1) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since 10/21/99


Fees and Expenses (To be filed by Amendment)
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.


 ---------------------------------------------------------------------------
 Shareholder Fees
 (fees paid directly from your investment)                 Not Applicable
 Annual Fund Operating Expenses
 (expenses deducted from the Fund's assets)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Investment Advisory Fees(1)                                      0.60%
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Other Expenses*
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 (before fee waivers and/or expense reimbursements)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Fee Waivers and/or Expense Reimbursements(1)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 (after fee waivers and/or expense reimbursements)(1)
 ---------------------------------------------------------------------------
(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.
*Other expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

-------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10
                                                                       Years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fund Shares
-------------------------------------------------------------------------------


VA Rotating Markets Fund

Fund Summary
Investment Goal
To seek capital appreciation

Investment Focus
Common stocks and index-based securities

Principal Investment Strategy
Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility
Moderate to High



Investment Strategy
The Fund's investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund's Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions, the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days' advance notice before changing this 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index ("RUS2000"), Standard & Poor's 500 Index ("S&P 500"), or the NASDAQ-100 Index.

Following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of May 30, 2003, the RUS2000 statistics were as follows: the average market capitalization was approximately $443.5 million and the median market capitalization was approximately $351.8 million. The RUS2000 has a total market capitalization range of approximately $116.6 million to $1.2 billion
...
The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index ("RMCI"). As of May 30, 2003, the RMCI statistics were as follows: the average market capitalization was approximately $3.3 billion and the median market capitalization was approximately $2.5 billion. The RMCI has a total market capitalization range of approximately $1.2 billion to $9.8 billion.
The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of December 31, 2003, the S&P 500 statistics were as follows: the average market capitalization was approximately $20.6 billion and the median market capitalization was approximately $9.1 billion. The S&P 500 has a total market capitalization value of approximately $10.3 trillion.

The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and
economies.   However, the most widely followed international equity
index is the Morgan Stanley Capital International Europe, Australasia and Far East Index. It includes companies from the stock markets of Europe, Australia, New Zealand, and the Far East.

For a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- will underperform other kinds of investments or market averages.
Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.
Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about the Fund's investment strategies and risks, please see "Additional Investment Strategy" and the "Glossary of Investment Risks."


Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.
Performance Bar Chart and Table

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's 500 Index (S&P 500).

---------------------------------
Best
Quarter
---------------------------------
---------------------------------
Worst
Quarter
---------------------------------



Average Annual Total Returns
(for the periods ended
December 31, 2003)


--------------------------------------------------------------------------------
                                                                      Since
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                             1 Year   Inception*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VA Rotating Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500(1) (reflects no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------
(1) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since 10/15/01

Fees and Expenses (To be filed by Amendment)

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.

 -----------------------------------------------------------------
 Shareholder Fees
 (fees paid directly from your               Not Applicable
 investment)
 Annual Fund Operating Expenses
 (expenses deducted from the Fund's
 assets)
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Investment Advisory Fees(1)                        0.60%
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Other Expenses*
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Total Annual Fund Operating Expenses
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 (before fee waivers and/or expense
 reimbursements)
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Fee Waivers and/or Expense
 Reimbursements(1)
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 Total Annual Fund Operating Expenses
 -----------------------------------------------------------------
 -----------------------------------------------------------------
 (after fee waivers and/or expense
 reimbursements)(1)
 -----------------------------------------------------------------
(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.
*Other expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Shares
--------------------------------------------------------------------------------



                                                VA Dividend Capture Fund
Fund Summary
Investment Goal
To seek total return on investment, with dividend income as an important component of that return
Investment Focus
U.S. common stocks and covered option positions relative to those stocks Principal Investment Strategy
Attempts to identify stocks that pay dividends and hedge against adverse market swings
Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek total return on investment, with dividend income as an important component of that return.
To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and real estate investment trusts ("REITs") which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).
The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer's future prospects. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security's historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.
The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor's opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices.''

Investor Profile
Investors seeking capital appreciation with the potential for higher current income than the average stock fund
What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.
Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in commonstock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence.
The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.
Performance Bar Chart and Table
This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's 500 Index ("S&P 500").

---------------------------------
Best
Quarter
---------------------------------
---------------------------------
Worst
Quarter
---------------------------------
Average Annual Total Returns
(for the periods ended
December 31, 2003)

--------------------------------------------------------------------------------
                                                                      Since
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                             1 Year   Inception*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VA Dividend Capture Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500(1) (reflects no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------
(1) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since 10/15/01



Fees and Expenses (To be filed by Amendment)
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.

 --------------------------------------------------------------------------
 Shareholder Fees
 (fees paid directly from your investment)                Not Applicable
 Annual Fund Operating Expenses
 (expenses deducted from the Fund's assets)
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Investment Advisory Fees(1)                                     0.60%
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Other Expenses*
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 (before fee waivers and/or expense reimbursements)
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Fee Waivers and/or Expense Reimbursements(1)
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 (after fee waivers and/or expense reimbursements)(1)
 --------------------------------------------------------------------------
(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.
*Other expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Shares
--------------------------------------------------------------------------------


                                                VA Mid Corp America Fund
Fund Summary

Investment Goal
To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies.
Investment Focus
Common stocks
Principal Investment Strategy
Attempts to identify companies with outstanding growth characteristics

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index ("RMCI") or the Standard & Poor's 400 Index ("S&P 400"). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of May 30, 2003, the RMCI statistics were as follows; the average market capitalization was approximately $3.3 billionand the median market capitalization was approximately $2.5 billion. The RMCI had a total market capitalization range from $1.2 billion to $9.8 billion. As of March 31, 2003, the S&P 400 statistics were as follows: the average market capitalization was approximately $1.7 billion and the median market capitalization was approximately $1.5 billion. The S&P 400 had a total market capitalization range from approximately $162 million to $8.3 billion.

In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.

The Advisor will apply a top down strategy, industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze and the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.
The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms "America"and "Mid Corp" in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America or at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."


Investor Profile
Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- will underperform other kinds of investments or market averages.

Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
For more information about risks, please see the "Glossary of Investment Risks."


Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.
Performance Bar Chart and Table
This table compares the Fund's average annual total returns for periods ended 12/31/03, to that of the Russell Mid Cap Index ("RMCI").

------------------------------------------
Best Quarter
------------------------------------------
------------------------------------------
Worst Quarter
------------------------------------------
Average Annual Total Returns
(for the periods ended
December 31, 2003)

--------------------------------------------------------------------------------
                                                                     Since
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                             1 Year  Inception*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VA Mid Corp America Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RMCI(1) (reflects no deduction for fees,
expenses or taxes)
--------------------------------------------------------------------------------
(1) The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The index is unmanaged, and investments cannot be made in an index.
* Since 10/15/01


Fees and Expenses (To be filed by Amendment)
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.

 ----------------------------------------------------------------------------
 Shareholder Fees
 (fees paid directly from your investment)                  Not Applicable
 Annual Fund Operating Expenses
 (expenses deducted from the Fund's assets)
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Investment Advisory Fees(1)                                       0.60%
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Other Expenses*
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 (before fee waivers and/or expense reimbursements)
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Fee Waivers and/or Expense Reimbursements(1)
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 (after fee waivers and/or expense reimbursements)(1)
 ----------------------------------------------------------------------------
(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.
*Other expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

----------------------------------------------------------------------------
                               1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Fund Shares
----------------------------------------------------------------------------


                                             VA New Economy Fund
Fund Summary

Investment Goal
To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus
Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature.

Principal Investment Strategy
Long-term capital appreciation

Share Price Volatility
High


Investment Strategy
The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

"New economy" companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.
The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.
Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) andincrease the amount of taxes that shareholders pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.
Performance Bar Chart and Table
This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Russell 3000 Growth Index ("RUS3G").

--------------------------------
Best
Quarter
--------------------------------
--------------------------------
Worst
Quarter
--------------------------------
Average Annual Total Returns
(for the periods ended
December 31, 2003)

------------------------------------------------------------------------
                                                              Since
------------------------------------------------------------------------
------------------------------------------------------------------------
                                                     1 Year   Inception*
------------------------------------------------------------------------
------------------------------------------------------------------------
VA New Economy Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
RUS3G(1) (reflects no deduction for fees,
expenses or taxes)
------------------------------------------------------------------------
(1)   The unmanaged RUS3G measures the performance of those Russell
3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
* Since 10/15/01


Fees and Expenses (To be filed by Amendment)
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.



 --------------------------------------------------------------------------
 Shareholder Fees
 (fees paid directly from your investment)                Not Applicable
 Annual Fund Operating Expenses
 (expenses deducted from the Fund's assets)
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Investment Advisory Fees(1)                                     0.60%
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Other Expenses*
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 (before fee waivers and/or expense reimbursements)
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Fee Waivers and/or Expense Reimbursements(1)
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Total Annual Fund Operating Expenses
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 (after fee waivers and/or expense reimbursements)(1)
 --------------------------------------------------------------------------
(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.
*Other expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

--------------------------------------------------------------------------------
                                          1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Shares
--------------------------------------------------------------------------------




                                        VA International Equity Fund
Fund Summary

Investment Goal
To seek total return

Investment Focus
Equity securities of companies based outside the United States

Principal Investment Strategy
Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns


Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek total return. The Fund's total return will consist of twocomponents: (1) changes in the market valueof its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.
The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a "bottom-up" approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company's price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company's financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company's current growth trends and potential catalysts for increased valuation, based on the company's potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

Investor Profile
With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains "equity" in its name, the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance if there is a change to this policy.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks.

What are the main risks of
investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole.

Currency Risk: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the "Glossary of Investment Risks."


Performance Information
This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.


Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.


------------------------------------------------------------------
Shareholders Fees
(fees paid directly from your investment)     Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

Investment Advisory Fees(1)                        0.60%
------------------------------------------------------------------
------------------------------------------------------------------

Other Expenses*                                    4.98%
------------------------------------------------------------------
------------------------------------------------------------------

Total Annual Fund Operating Expenses               5.58%
(before fees, etc.)(1)
------------------------------------------------------------------
------------------------------------------------------------------

Fees Waivers and/or Expense Reimbursements         4.58%
------------------------------------------------------------------
------------------------------------------------------------------

Total Annual Fund Operating Expenses               1.00%
(after fees, etc.)(1)
------------------------------------------------------------------


(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.
*Other expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


-------------------------------------------------
                     1 Year          3 Years
-------------------------------------------------
-------------------------------------------------
Fund Shares           $102           $1,256
-------------------------------------------------

                                        VA Situs Small Cap Fund
Fund Summary

Investment Goal
To seek long-term capital appreciation

Investment Focus
Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy
Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund's assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of December 31, 2003, the smallest company in the index had a market capitalization of $64 billion, the largest company had a market capitalization of $4.9 billion and the weighted average market capitalization was $1.1 billion). Up to 20% of the Fund's assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.

In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.

The Advisor applies a top down strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund's foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- will underperform other kinds of investments or market averages.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information
This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.



Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.



------------------------------------------------------------------
Shareholders Fees
(fees paid directly from your investment)     Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)

------------------------------------------------------------------
------------------------------------------------------------------

Investment Advisory Fees(1)                        0.60%
------------------------------------------------------------------
------------------------------------------------------------------

Other Expenses*                                    4.98%
------------------------------------------------------------------
------------------------------------------------------------------

Total Annual Fund Operating Expenses               5.58%
(before fees, etc.) (1)
------------------------------------------------------------------
------------------------------------------------------------------

Fees Waivers and/or Expense Reimbursements         4.58%
------------------------------------------------------------------
------------------------------------------------------------------

Total Annual Fund Operating Expenses               1.00%
(after fees, etc.) (1)
------------------------------------------------------------------

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.
*Other expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


-------------------------------------------------
                     1 Year          3 Years
-------------------------------------------------
-------------------------------------------------
Fund Shares
-------------------------------------------------



                                                VA Macro 100 Fund

Fund Summary

Investment Goal
To seek total return which consists of capital appreciation and income

Investment Focus
Common stocks of companies within the Standard & Poor's 500 Index

Principal Investment Strategy
Invests in companies offering above average growth potential

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. The Fund pursues its investment objective by investing at least 80% of its assets in equity securities. The Fund's Sub-Advisor ("Laffer Investments, Inc.") pursues this objective by utilizing a multi-factor econometric discipline that uses macroeconomic information and models to evaluate companies and industry groups for investment. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is made up of seven or more core economic models that, when combined, produce rankings of the Standard & Poor's 500 Index ("S&P 500") companies. The models are based on, among others, company size, domestic location, earnings forecast, fiscal policy, global location, interest rates and trading impacts. The models are based on quantitative and qualitative analysis. The 100 highest ranked stocks are selected for inclusion in the Fund's portfolio. The Fund will typically hold 100 securities at all times. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of December 31, 2003, the S&P 500 statistics were as follows: the average market capitalization was approximately $20.6 billion and the median market capitalization was approximately $9.1 billion. The S&P 500 has a total market capitalization value $10.3 trillion.
As a result of the Fund's focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e., value or growth), but can be characterized from time to time as either, or a core blend.
The Fund's Sub-Advisor applies a "top down" strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance.
The Fund actively trades its portfolio securities according to changes in the macroeconomic fundamentals in an attempt to achieve its investment goal.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund's existing positions to determine the benefits of retention.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking to achieve total return

 What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500-- will underperform other types of stock investments or the market as a whole.
Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information
This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.


Fees and Expenses
 The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.


------------------------------------------------------------------
Shareholders Fees
(fees paid directly from your investment)     Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

Investment Advisory Fees(1)                        0.60%
------------------------------------------------------------------
------------------------------------------------------------------

Other Expenses*                                    4.98%
------------------------------------------------------------------
------------------------------------------------------------------

Total Annual Fund Operating Expenses               5.58%
(before fees, etc.) (1)
------------------------------------------------------------------
------------------------------------------------------------------

Fees Waivers and/or Expense Reimbursements         4.58%
------------------------------------------------------------------
------------------------------------------------------------------

Total Annual Fund Operating Expenses               1.00%
(after fees, etc.) (1)
------------------------------------------------------------------

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.
*Other expenses are based on estimated amounts for the current fiscal year.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


-------------------------------------------------------------------
                              1 Year               3 Years
-------------------------------------------------------------------
-------------------------------------------------------------------
Fund Shares                                         $1,256
-------------------------------------------------------------------



                                         VA Mortgage Securities Fund


Fund Summary

Investment Goal
To seek to achieve current income

Investment Focus
Mortgage-related securities, including mortgage Real Estate Investment Trusts ("REITs")

Principal Investment Strategy
Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund's assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations ("CMOs"), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code ("Code"). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.


Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Prepayment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information
This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.


Fees and Expenses
 The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.



------------------------------------------------------------------
Shareholders Fees
(fees paid directly from your investment)     Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

Investment Advisory Fees(1)                        0.60%
------------------------------------------------------------------
------------------------------------------------------------------

Other Expenses*                                    4.98%
------------------------------------------------------------------
------------------------------------------------------------------

Total Annual Fund Operating Expenses               5.58%
(before fees, etc.) (1)
------------------------------------------------------------------
------------------------------------------------------------------

Fees Waivers and/or Expense Reimbursements         4.58%
------------------------------------------------------------------
------------------------------------------------------------------

Total Annual Fund Operating Expenses               1.00%
(after fees, etc.) (1)
------------------------------------------------------------------


(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund's total operating expense to not more than 1.00% of its average daily net assets, for the period starting May 1, 2004 through April 30, 2005.

*Other expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


-------------------------------------------------
                     1 Year          3 Years
-------------------------------------------------
-------------------------------------------------
Fund Shares
-------------------------------------------------



Shareowner Guide --
How to Invest in the Huntington VA Funds

                                           Pricing Shares
The Trust calculates the net asset value ("NAV") per share for each of the Huntington VA Funds as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open.

The Trust calculates NAV for each of the Funds offered by this Prospectus by valuing securities held based on market value or fair value as determined by procedures adopted by the Board. These valuation methods are more fully described in the Trust's Statement of Additional Information.

The Funds are open for business on any day the NYSE is open. The Funds are closed on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Martin Luther King, Jr. Day, Thanksgiving Day and Christmas Day.



                                           Purchasing Shares
You may purchase Shares of the Huntington VA Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. These Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the Huntington VA Funds as an investment option for your contract or policy.


Notes About Purchases
Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Shares of the Huntington VA Funds. In order to purchase Shares of a Fund on a particular day, the Trust or its designated agent must receive payment within one (1) business day.

The Trust reserves the right to suspend the sale of Shares of any of its Funds temporarily and the right to refuse any order to purchase Shares of any of its Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within one (1) business day, it may cancel the purchase and the separate account may be liable for any losses to the Funds. In addition, the separate account will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.


What Shares Cost
The offering price of a share is its NAV next determined after the order is considered received by the Trust. The Trust has authorized participating insurance companies to accept purchase orders on its behalf.

The Funds do not impose any sales charges on the purchase of Shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

                                           Redeeming Shares
You may redeem Shares of the Huntington VA Funds only through participating insurance companies.

We redeem Shares of the Huntington VA Funds on any business day when the NYSE is open. The price at which the Trust will redeem a Share will be its NAV next determined after the order is considered received. The Trust has authorized the participating insurance companies to accept redemption requests on its behalf.


Notes About Redemptions
In order to redeem Shares of a Huntington VA Fund on a particular day, the Trust or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

For redemptions requests received prior to the cut-off time, usually the proceeds will be wired on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired the following business day after NAV is next determined. Proceeds are wired to an account designated by the participating insurance companies.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

Abusive Trading Practices
In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases, or terminate purchases where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts. The Funds rely on the participating insurance companies to implement restrictions on market timing, and these restrictions are described in the prospectus for the variable annuity contracts.


The Trust may terminate or modify the methods of redemption at any time.


More About the Huntington VA Funds
                                      Management of the Trust
Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.


Investment Advisor
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Huntington VA Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Huntington VA Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington VA Funds. As of December 31, 2003, the Advisor had assets under management of $8.4 billion. The Advisor (and its predecessor) has served as an investment advisor to mutual funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2003, The
Huntington National Bank had assets of $30 billion.

Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. ("Laffer Investments"), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. Laffer Investments has no prior experience managing mutual funds, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2003 Laffer Investments managed more than $210 million in assets for corporate ERISA, corporate, foundation and endowment clients.


The Advisor has designated the following Portfolio Managers. Included is their business experience for the last five years.

James J. Gibboney, Jr. serves as the Portfolio Manager of the VA Growth Fund and Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and served as Vice President. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

Craig J. Hardy serves as Co-Portfolio Manager of the VA Income Equity Fund and as Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University. Christopher G. Cwiklinski serves as Co-Portfolio Manager of the VA Income Equity Fund. Mr. Cwiklinski joined the Advisor in 2001 as a Vice President and Senior Portfolio Manager. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.

Paul Koscik serves as the Senior Portfolio Manager of the VA Rotating Markets Fund and as Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 and served as Vice President. He received his Bachelor's Degree and J.D. from the University of Akron.

B. Randolph Bateman serves as Co-Portfolio Manager of the VA Dividend Capture Fund and as Portfolio Manager of the VA Situs Small Cap Fund. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. He became President of the Advisor in 2001. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

Kirk Mentzer serves as Co-Portfolio Manager of the VA Dividend Capture Fund and Senior Vice President of Resarch for the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and is the Director of Fixed Income Research Mr. Mentzer served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

Madelynn M. Matlock serves as the Portfolio Manager of the VA International Equity Fund. Ms. Matlock joined the Advisor in 2001 and is a Vice President and the Director of International Investments for The Huntington National Bank and the Advisor. Ms. Matlock served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her Bachelor's and M.B.A. in Finance from the University of Cincinnati.

Christopher M. Rowane serves as the Portfolio Manager of the VA Mid Corp America Fund and as Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President. . Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the VA New Economy Fund and as Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 and is Vice President. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

William G. Doughty serves as the Portfolio Manager of the VA Mortgage Securities Fund and is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 is Vice President. He received his M.B.A. from The University of Dayton.

An Investment Committee is responsible for the daily portfolio management of the VA Macro 100 Fund. The Investment Committee is headed by Arthur B. Laffer, Ph.D. Dr. Laffer is the Chairman and Chief Investment Officer of Laffer Investments. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor's Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University.

Huntington is entitled to receive the following fees for its services as investment advisor: 0.60% of the average daily net assets of each Fund. The Advisor has contractually agreed to waive a portion of its fee and/or reimburse a fund for certain operating expenses in order to limit the total operating expenses of the VA Rotating Markets Fund, VA Macro 100 Fund, VA International Equity Fund, VA Mortgage Securities Fund and VA Situs Small Cap Fund to not more than 1.00% of its average daily net assets for the period starting May 1, 2004 through April 30, 2005. Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.40% of the VA Macro 100 Fund's average daily net assets. This fee is paid by the Advisor and not the VA Macro 100 Fund.
The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. Huntington National Bank is entitled to receive a maximum fee of .06% of the Funds' average daily net assets for sub-administrative services, a maximum fee of .0425% of the Funds' average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund's average daily assets for custody services.

Prior Performance of Similarly Managed Funds (To be filed by Amendment) The table below presents prior performance information for Trust Shares of the Huntington Income Equity Fund, the Huntington Growth Fund, the Huntington International Equity Fund, the Huntington Situs Small Cap Fund and the Huntington Mortgage Securities Fund (the "Correpsonding Huntington Funds"), all of which are portfolios of The Huntington Funds, mutual funds advised by the Advisor. The investment objectives, strategies and risks of the Huntington VA Income Equity Fund, the Huntington VA International Equity Fund, the VA Huntington Situs Small Cap Fund and the VA Huntington Mortgage Securities Fund (the "Corresponding Huntington VA Funds") are substantially similar in all material respects to those of the respective Corresponding Funds.

However, expenses for the Corresponding Huntington VA Funds will differ from those of the Corresponding Huntington Funds. The table below has not been adjusted to account for the expense differences.

The table shows how the average annual returns of the Trust Shares of the Corresponding Huntington Funds compare to those of a broad measure of market performance. Total returns shown assume reinvestment of dividends and distributions. The Corresponding Huntington Funds are each a separate fund and their historical performance is not an indication of the potential performance of the respective Corresponding Huntington VA Funds.

----------------------------------------------------------------------------------------------------------------
                                                            Average Annual Total Returns
                                                                  (as of 12/31/03)
                                                                                          Since Inception
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                          1 Year        5 Years        10 Years       (7/3/89)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Huntington Income Equity Fund                           (12.62)%        (0.16)%         7.47%         7.23%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
S&P 500*                                                (22.10)%        (0.59)%         9.33%        10.29%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                                                                          Since Inception
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                          1 Year        5 Years        10 Years       (7/3/89)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Huntington Growth Fund                                  (22.30)%        (2.01)%         7.05%         8.00%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
S&P 500*                                                (22.10)%        (0.59)%         9.33%        10.29%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                          1 Year        5 Years        10 Years           Since Inception
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Huntington International Equity Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MSCI-EAFE
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                          1 Year        5 Years        10 Years           Since Inception
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Huntington Situs Small Cap Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
S&P 600
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                          1 Year        5 Years        10 Years           Since Inception
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Huntington Mortgage Securities Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
LBMBSI
----------------------------------------------------------------------------------------------------------------
* Since 7/31/89


While the other five Funds of the Trust (VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund, VA New Economy Fund and VA Macro 100 Fund) have substantially similar investment objectives, strategies and risks as corresponding portfolios of The Huntington Funds that are also advised by the Advisor, no prior performance for those funds are presented since they commenced operations at about the same time as the five Funds of the Trust.

                                      Mixed Funding and Shared Funding
As noted previously, the Funs were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in "mixed funding" (using shares as investments for both variable annuity contracts and variable life insurance policies) and "shared funding" (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.25% of the average daily net assets of Shares for which a financial institution provides shareholder and/or recordkeeping services.




                                       Dividends and Distributions
Each of the Funds offered by this Prospectus declares and pays dividends on investment income annually. The Fund also makes distributions of net capital gains, if any, at least annually.

All dividends and distributions payable to a shareholder will be automatically reinvested in additional Shares of the respective
Huntington VA Fund unless an election is made on behalf of a separate account to receive some or all of a dividend in cash.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax.


                                       Tax Consequences
There are many important tax consequences associated with investment in a Huntington VA Fund. Please read the insurance contract prospectus provided by the participating insurance company and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

Each of the Huntington VA Funds intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code, and income allocable to the contracts would be taxable currently to the holders of such contracts.


                                       Financial Information
Financial Highlights
The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements,
which have been audited by    [        ], independent auditors, whose
report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


                                      Additional Investment Strategies
Fundamental Investment Policies
The following are fundamental policies of the indicated Fund:

VA Growth Fund
o at least 65% of total assets invested in equity securities.

Additional Investment Information
VA Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.




Investment Practices
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.


              Fund Name                            Fund Code
-------------------------------------------------------------------------
              VA Growth Fund                          1
              VA Income Equity Fund                   2
              VA Rotating Markets Fund                3
              VA Dividend Capture Fund                4
              VA Mid Corp America Fund                5
              VA New Economy Fund                     6
              VA International Equity Fund            7
              VA Macro 100 Fund                       8
              VA Situs Small Cap Fund                 9
              VA Mortgage Securities Fund            10



Instrument                                                                   Fund Code         Risk Type

American Depository Receipts ("ADRs"):  ADRs are                                1-9            Market
foreign Shares of a company held by a U.S. bank                                                Political
that issues a receipt evidencing ownership.                                                    Foreign Investment
ADRs pay dividends in U.S. dollars. Generally,                                                 Currency Risk
ADRs are designed for trading in the U.S.                                                      Foreign Custodial Services
securities market.                                                                             and Related Investment Costs


Asset-Backed Securities:  Securities backed                                    6, 9-10         Prepayment Market Credit
by company receivables, home equity loans,                                                     Regulatory Extension Risk
truck and auto loans, leases, credit card
receivables and other securities backed by
other types of receivables or assets.

Bankers' Acceptances:  Bills of exchange or                                    1-10            Credit Liquidity Market
time drafts drawn on and accepted by a
commercial bank. They generally have
maturities of six months or less.


Bonds:  Bonds or fixed income securities pay interest, dividends or            1-10            Market Credit
distributions at a specified rate.The rate may be a fixed percentage of                        Liquidity Prepayment
the principal or adjusted periodically. In addition, the issuer of a                           Extensions
bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.


Call and Put Options:  A call option gives the buyer the right to               1-6, 9         Management
buy, and obligates the seller of the option to sell, a security at a                           Liquidity
specified price. A put option gives the buyer the right to sell, and                           Credit
obligates the seller of the option to buy, a security at a specified                           Market
price.  The Funds will sell only covered call and secured put options, and                     Leverage
may buy bonds' existing option contraction known as Oclosing transactions.

Certificates of Deposit:  Negotiable instruments
with a stated maturity.                                                         1-10           Market
                                                                                               Credit
                                                                                               Liquidity

Commercial Paper:  Secured and unsecured short-term promissory notes            1-10           Credit
issued by corporations and other entities. Their maturities generally vary                     Liquidity
from a few days to nine months.                                                                Market

Common Stock:  Shares of ownership of a company.                                1- 9           Market

Convertible Securities:  Bonds or preferred stock that convert to common stock. 1-10           Credit
                                                                                               Market

Demand Notes:  Securities that are subject to puts and standby commitments      1-10           Market
to purchase the securities at a fixed price (usually with accrued interest)                    Liquidity
within a fixed period of time following demand by a Fund.                                      Management

Derivatives:  Instruments whose value is derived from an underlying contract,   1-10           Management
index or security, or any combination thereof, including futures, options                      Market
(e.g., put and calls), options on futures, swap agreements, and some                           Credit
mortgage- backed securities.                                                                   Liquidity
                                                                                               Leverage

European Depositary Receipts ("EDRs"): EDRs, which are sometimes referred to    6-7, 9         Market
as Continental Depositary Receipts, are securities, typically issued by                        Political
a non-U.S. financial institution, that evidence owndership interests in a                      Foreign Investment
security or a pool of securities issued by either a U.S. or foreign issuer.                    Currency
Generally, EDRs are designed for trading in European securities markets.                       Foreign Custodial Services
                                                                                               and Related Investment Costs

Foreign Securities:  Stocks issued by foreign companies including ADRs,         1-7, 9         Market
European Depositary Receipts and Global Depository Receipts, as well as                        Political
commercial paper of foreign issuers and obligations of foreign governments,                    Foreign Investment
companies, banks, overseas branches of U.S. banks or supranational                             Liquidity
entities.

Forward Foreign Currency Contracts:  An obligation to purchase or sell a       1-7, 9          Management
specific amount of a currency at a fixed future date and price set by                          Liquidity
the parties involved at the time the contract is negotiated.                                   Credit
                                                                                               Market
                                                                                               Political
                                                                                               Leverage
                                                                                               Foreign Investment
                                                                                               Currency
                                                                                               Foreign Custodial Services
                                                                                               and Related Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency          7,9             Management
is exchanged for another. The Fund may also enter into derivative contracts                    Liquidity
in which a foreign currency is an underlying contract.                                         Credit
                                                                                               Market
                                                                                               Political
                                                                                               Leverage

Futures and Related Options:  A contract providing for the future sale         1-10            Management
and purchase of a specific amount of a specific security, class of securities,                 Market
or index at a specified time in the future and at a specified price. The                       Credit
aggregate value of options on securities (long puts and calls) will not                        Liquidity
exceed 10% of a Fund's net assets at the time it purchases the options.                        Leverage
Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets.

Global Depositary Receipts ("GDRs"):  GDRs are securities, typically            6-7,9          Market
Issued gloablly by a non-U.S. financial institution, that evidence                             Political
Ownership interests in a security or a pool of securities issued by either                     Foreign Investment
a U.S. or foreign issuer. Generally, GDRs are designed for trading in                          Currency
non-U.S. securities markets.                                                                   Foreign Custodial
                                                                                               Services
                                                                                               and Related Investment Costs

Illiquid Securities:  Securities that ordinarily cannot be sold within          1-10           Liquidity
seven business days at the value the Fund has estimated for them.                              Market
Each Fund may invest up to 10% of its total assets in illiquid securities.

Index-Based Securities:  Index-based securities such as:                        1-9            Market
iShares Russell 2000 Index Fund, Standard & Poor's Depository Receipts
(OSPDRsO) and NASDAQ-100 Index Tracking Stock (ONASDAQ 100sO),
represent ownership in an investment portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Investment Company Securities:  Shares of registered investment companies.     1-10            Market
These may include Huntington Money Market Funds and other registered investment companies for which the Advisor, or any of its affiliates serves as investment advisor, administrator or distributor. Except for the VA
Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. The VA Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The VA Rotating Markets Fund, however, may not own more than 3% of the securities of any one investment company.
If the VA Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own advisor.

Investment Grade Securities:  Securities rated BBB or higher by Standard &       1-10          Market
Poor's; Baa or better by Moody's; similarly rated by other nationally recognized               Credit
rating organizations; or, if not rated, determined to be of comparably hig hquality by the Advisor.

Interests in Other Business Organizations:  Entities such as limited             1, 6-9        Market
partnerships, limited liability companies, business trusts and companies                       Foreign Investment
organized outside the United States may issue securities comparable to common or               Currency
preferred stock.                                                                               Foreign Custodial
                                                                                               Services
                                                                                               and Related Investment Costs

Money Market Instruments:  Investment-grade, U.S. dollar-denominated            1-10           Market
debt securities with remaining maturities of one year or less. These may                       Credit
include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations.
These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities:  Bonds backed by real estate loans and pools       1-10            Prepaymentof loans. These include
collateralized mortgage obligations (OCMOsO) and                                               Market
real estate mortgage investment conduits (OREMICsO).                                           Credit
                                                                                               Regulatory
                                                                                               Extension

Mortgage Dollar Rolls:  A transaction in which a Fund sells security for        10             Prepayment
delivery in a current month and simultaneously contracts with the same                         Market
party to repurchase similar but not identical securities ona specified future                  Regulatory
date.                                                                                          Extension

Municipal Securities:  Securities issued by a state or political               2, 10          Market
subdivision to obtain funds for various public purposes. Municipal securities                 Credit
include private activity bonds and industrial development bonds, as well as                   Political
general obligation bonds, tax anticipation notes, bond anticipation notes, revenue            Tax
anticipation notes, project notes, other short-term tax-exempt obligations, municipal         Regulatory
leases, and obligations of municipal housing authorities (single family revenue bonds). There are two general types of municipal bonds: General-Obligation
Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (OCOPsO); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (OMello-RoosO) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies:  Securities issued by supranational      7, 9           Credit
agencies that are chartered to promote economic development and are                            Foreign Investment
supported by various governments and government agencies.                                      Foreign Custodial
                                                                                               and Related Investment Costs

Options on Currencies:  A Fund may buy put options and sell covered call       1-9             Management
options on foreign currencies (traded on U.S. and foreign exchanges or                         Liquidity
over-the-counter markets). A covered call option means the Fund will own                       Credit
an equal amount of the underlying foreign currency. Currency options help                      Market
a Fund manage its exposure to changes in the value of the U.S. dollar relative                 Political
to other currencies. If a Fund sells a put option on a foreign currency, it will               Leverage
establish a segregated account with its Custodian consisting of cash, U.S.                     Foreign Investment
government securities or other liquid high-grade bonds in an amount equal                      Currency
to the amount the Fund would be required to pay if the put is exercised.                       Foreign Custodial
                                                                                               Services
                                                                                               and Related Investment Costs

Preferred Stocks:  Equity securities that generally pay dividends at a specified  1-9          Market
rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

Real Estate Investment ("REITs"):  Pooled investment vehicles which             1-10           Liquidity
invest primarily in income producing real estate or real estate loans                          Management
or interest.                                                                                   Market
                                                                                               Regulatory
                                                                                               Tax
                                                                                               Prepayment
                                                                                               Extension
                                                                                               Real Estate/REIT

Repurchase Agreements:  The purchase of a security and the simultaneous         1-10           Market
commitment to return the security to the seller at an agreed upon price on an                  Leverage
agreed upon date. This is treated as a loan.

Reverse Repurchase Agreements:  The sale of a security and the                  1-10           Market
simultaneous commitment to buy the security back at an agreed upon                             Leverage
price on an agreed upon date. This is treated as a borrowing by a Fund.

Restricted Securities:  Securities not registered under the Securities Act     1-10            Liquidity
of 1933, such as privately placed commercial paper and Rule 144A securities.                   Market

Securities Lending:  The Funds may each lend up to 20% of their total          1-10            Market
assets. Such loans must be collateralized by cash, U.S. government obligations                 Liquidity
or other high-quality debt obligations and marked to market daily.                             Leverage

Tax-Exempt Commercial Paper:  Commercial paper issued by governments            2, 10          Credit
and political sub-divisions.                                                                   Liquidity
                                                                                               Market
                                                                                               Tax

Time Deposits:  Non-negotiable receipts issued by a bank in exchange for a     1-10            Liquidity
deposit of money.                                                                              Credit
                                                                                               Market

Treasury Receipts:  Treasury receipts, Treasury investment growth receipts,    1-10            Market
 and certificates of accrual of Treasury securities.

Unit Investment Trusts:  A type of investment vehicle, registered with the SEC 1-10            Market
under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. Government Agency Securities:  Securities issued by agencies and           1-10           Market
instrumentalities of the U.S. government.                                                      Credit
Agency securities are issued or guaranteed
by a federal agency or other government sponsored entity ("GSE")
acting under federal authority. Some GSE securities are supported by the full faith and credit  of the United States. These include the Government National Mortgage
Association, Small Business Administration, Farm Credit System Financial Assistance
Corporation, Farmer's Home Administration, Federal Financing Bank,
General Services Administration, Department of Housing and Urban Development,
Export-Import  Bank, Overseas Private Investment Corporation, and
Washington Metropolitan Area Transit Authority Bonds. Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the
U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal
Home Loan Mortgage Corporation, Federal National Mortgage Association, Student
Loan  Marketing Association, and Tennessee Valley Authority in support of such obligations. A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution Funding
Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations:  Bills, notes, bonds, separately traded              1-10            Market
registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments:  Obligations with interest rates        1-10            Credit
that are reset daily, weekly, quarterly or on some other schedule. Such                         Liquidity
instruments may be payable to a Fund on demand.                                                 Market

Warrants:  Securities that give the holder the right to buy a proportionate    1-9              Market
amount of common stock at a specified price. Warrants are typically issued                      Credit
with preferred stock and bonds.

When-Issued Securities and Forward Commitments:  A purchase of,                 1-10            Market
or contract to purchase, securities at a fixed price for delivery at a future                   Leverage
date.                                                                                           Liquidity
                                                                                                Credit


Yankee Bonds and Similar Debt Obligations:  U.S. dollar denominated             1-10            Market
bonds issued by foreign corporations or governments. Sovereign bonds are                        Credit
those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by Canadian provinces.

Zero-Coupon Securities:  Zero-coupon securities are debt obligations            1-10          Credit
which are generally issued at a discount and payable in full at maturity, and                 Market
which do not provide for current payments of interest prior to maturity.                      Zero Coupon
                                                                                              Liquidity
                                                                                              Prepayment
                                                                                              Extension






Glossary of Investment Risks
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.


Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.


Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk.. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.


Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.


More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington VA Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information ("SAI")

Provides more detailed information about the Funds and its policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The
Huntington National Bank, is the Advisor to the Huntington VA Funds.

EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the SAI, other information or for any other inquiries:

Call (800) 253-0412

Write

Huntington VA Funds
41 South High Street
Columbus, OH 43287

Log on to the Internet

The SEC's website, http://www.sec.gov, contains text only versions of the Huntington VA Funds documents.

Contact the SEC

Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's
Public Reference Section, 450 Fifth Street, NW, Washington, D.C.
20549-0102.

Investment Company Act File No. 811-9481.



Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602
Cusip 446771800
Cusip 446771883
Cusip 446771875
Cusip 446771867
1400075 (4/04)


Huntington VA Funds Shareholder Services: 1-800-253-0412
The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

* Not FDIC Insured   * No Bank Guarantee   * May Lose Value
























                               HUNTINGTON VA FUNDS

                            Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                       Huntington VA Rotating Markets Fund
                       Huntington VA Dividend Capture Fund
                       Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund
                     Huntington VA International Equity Fund
                       Huntington VA Situs Small Cap Fund
                          Huntington VA Macro 100 Fund
                     Huntington VA Mortgage Securities Fund


                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") contains information which may be of interest to investors in the Huntington VA Funds but which is not included in the Prospectus. This SAI is not a Prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus for the Huntington VA Funds dated May 1, 2004. This SAI should be read together with the Prospectus. The SAI incorporates by reference the Funds' Annual Report. Investors may obtain a free copy of a Prospectus or Annual Report by calling the Huntington VA Funds at 800-253-0412. Capitalized terms used but not defined in this SAI have the same meaning as set forth in the Prospectus.

                                    May 1, 2004








                                 TABLE OF CONTENTS


Definitions............................................................. 4
HOW ARE THE FUNDS ORGANIZED?............................................ 5
SECURITIES IN WHICH THE FUNDS INVEST.................................... 6
INVESTMENT PRACTICES.................................................... 7
Adjustable Rate Notes...................................................
American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Continental   Depositary   Receipts   ("CDRs")
and  Global   Depositary Receipts ("GDRs")..............................
Asset-backed Securities (Non-mortgage)..................................11
Common Stock............................................................11
Convertible Securities..................................................11
Corporate Debt (Including Bonds, Notes and Debentures)..................11
Credit-Enhanced Securities..............................................12
Defensive Investments...................................................12
Dollar Roll Transactions................................................12
Equity Securities.......................................................12
Fixed Income Securities.................................................12
Foreign Currency Options................................................12
Foreign Currency Transactions...........................................13
Forward Foreign Currency and Foreign Currency Futures Contracts.........14
Foreign Securities......................................................15
Futures Contracts and Options on Futures Contracts......................15
Index-Based Investments.................................................18
Index Futures Contracts and Options on Index Futures Contracts..........18
Interests in Other Business Organizations...............................19
Lending Portfolio Securities............................................19
Money Market Instruments................................................20
Bank Obligations........................................................20
Variable Rate Demand Notes..............................................21
Money Market Mutual Funds...............................................22
Mortgage-related Securities.............................................22
Mortgage Pass-through Securities........................................23
Adjustable Rate Mortgage Securities.....................................23
Derivative Mortgage Securities..........................................23
Options.................................................................
Preferred Stock.........................................................24
Real Estate Investment Trusts...........................................27
Repurchase Agreements...................................................27
Restricted and Illiquid Securities......................................27
Reverse Repurchase Agreements...........................................28
Small Cap/Special Equity Situation Securities...........................28
U.S. Government Securities..............................................28
Warrants................................................................28
When-issued and Delayed Delivery Transactions...........................29
Zero-Coupon Securities..................................................29
INVESTMENT RISKS........................................................30
Credit (or Default) Risk................................................30
Currency Risk...........................................................30
Equity Risk.............................................................30
Extension Risk..........................................................30
Foreign Custodial Services and Related Investment Costs.................30
Foreign Investment Risk.................................................31
Interest Rate Risk......................................................31
Investment Style Risk...................................................31
Leverage Risk...........................................................31
Liquidity Risk..........................................................32
Market Risk.............................................................32
Prepayment Risk.........................................................32
Security-Specific Risk..................................................32
INVESTMENT RESTRICTIONS.................................................32
PORTFOLIO TURNOVER......................................................36
VALUATION...............................................................37
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS..........................39
FEES PAID BY THE FUNDS FOR SERVICES.....................................49
PRINCIPAL HOLDERS OF SECURITIES.........................................50
SHAREHOLDER RIGHTS......................................................52
ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS..........52
TAXES ..................................................................53
DIVIDENDS AND DISTRIBUTIONS.............................................54
PERFORMANCE INFORMATION.................................................55
FINANCIAL STATEMENTS....................................................56
INVESTMENT RATINGS......................................................57
ADDRESSES...............................................................61


73

                                    Definitions

For convenience, we will use the following terms throughout this SAI.

"Advisor"            --  Huntington   Investment   Advisors,    Inc.,
                         the   Funds' investment advisor.

"Edgewood"           --  Edgewood Services, Inc., the Trust's distributor.

"Federated"          --  Federated Services Company, the Trust's
                         administrator.

"Funds"              --  Each of the separate investment portfolios of the
                         Trust.

"Huntington Bank"    --  The Huntington National Bank, the  sub-administrator
                         of the Funds.

"Independent Trustees"-- Trustees who are not "interested  persons" of the
                         Trust, as defined in the 1940 Act.

"1940 Act"           --  The Investment Company Act of 1940, as amended.

"NRSRO"              --  Nationally  Recognized   Statistical  Ratings
                         Organization such  as  Moody's  Investors
                         Service,  Inc.  (Moody's)  or
                         Standard and Poor's (S&P).

"Prospectus"         --  The Prospectus of the Funds.

"Trust"              --  The Huntington VA Funds.



















                            HOW ARE THE FUNDS ORGANIZED?

The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 30, 1999. The Trust consists of 10 separate Funds with separate investment objectives and policies established exclusively as investment vehicles for separate accounts offered by participating insurance companies. Each of these Funds is diversified. Effective May 1, 2003, the Huntington VA Rotating Index Fund changed its name to the Huntington VA Rotating Markets Fund in connection with changes to its investment objective and policies, as described in its proxy statement and acted on at a special shareholder meeting held on April 17, 2003. The changes allow the Fund to rotate investments among stocks comprising equity market segments rather than indices.

Much of the information contained in this SAI expands upon subjects discussed in the Funds' Prospectus. No investment in units of beneficial interest ("Shares") of a Fund should be made without first reading the Funds' Prospectus.



                        SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.



---------------------------------------------------------------------------------------------------------
                                 VA Growth      VA Income      VA Rotating    VA Dividend   VA Mid Corp
                                   Fund        Equity Fund    Markets Fund   Capture Fund  America Fund
Equity Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Common Stocks                      P              P               P              P             P
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Preferred Stocks                   P              P               A              P             P
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Real Estate Investment             A              A               A              P             A
  Trusts
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Warrants                           A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Interests in Other Business        A              N               N              A             A
  Organizations
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Treasury Receipts                  A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations          A              A               A              A             A
---------------------------------------------                --------------------------------------------
---------------------------------------------------------------------------------------------------------
  U.S. Government
  Agency Securities                  A              A               A              A             A
---------------------------------------------                --------------------------------------------
---------------------------------------------------------------------------------------------------------
  Bonds                              A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Certificates of Deposit            A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Corporate Debt Securities          A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Commercial Paper                   A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Demand Notes                       A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Mortgage Backed Securities         A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Asset Backed Securities            N              N               N              N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Zero Coupon Securities             A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Bankers' Acceptances               A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Investment Grade Securities        A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Convertible Securities               A              A               A              A             P
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Tax Exempt Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  General Obligation Bonds           N              A               N              N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Special Revenue Bonds              N              A               N              N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper        N              A               N              N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Tax Increment Financing            N              A               N              N             N
  Bonds
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Municipal Notes                    N              A               N              N             N
---------------------------------------------------------------------------------------------------------
  Variable Rate Instruments          A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Municipal Leases                   N              A               N              N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Foreign Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  American Depository Receipts       A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  European Depository Receipts       N              N               A              N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Global Depository Receipts         N              N               A              N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Foreign Forward
  Currency Contracts                 A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Foreign Exchange Contracts         N              N               A              N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Obligations of Supranational
  Agencies                           N              N               A              N             N
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                               VA New        VA              VA Situs Small  VA Macro 100  VA Mortgage
                               Economy Fund  International   Cap Fund        Fund          Securities
                                             Equity Fund                                   Fund
---------------------------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Common Stocks                  P             P                 P             P             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Preferred Stocks               P             P                 P             P             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Real Estate Investment         A             A                 P             A             A
  Trusts
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Warrants                       A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Interests in Other Business    A             A               A               A             N
  Organizations
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Treasury Receipts              A             A               A               A             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations      A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  U.S. Government                                A               A               A             A
  Agency Securities              A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Bonds                          A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Certificates of Deposit        A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Corporate Debt Securities      A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Commercial Paper               A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Demand Notes                   A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Taxable Municipal Securities   N             N               N               N             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Mortgage Backed Securities     A             A               A               A             P
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Mortgage Dollar Rolls          N             N               N               N             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Asset Backed Securities        A             N               A               N             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Zero Coupon Securities         A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Bankers' Acceptances           A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Credit Enhancement             N             N               N               N             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Investment Grade Securities    A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Convertible Securities             P            A                P               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Tax Exempt Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  General Obligation Bonds       N             N               N               N             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Special Revenue Bonds          N             N               N               N             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper    N             N               N               N             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Tax Increment Financing        N             N               N               N             A
  Bonds
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Municipal Notes                N             N               N               N             A
---------------------------------------------------------------------------------------------------------
  Variable Rate Instruments      A             A               A               A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Municipal Leases               N             N               N               N             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Foreign Securities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  American Depository Receipts   A             A               A               A             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  European Depository Receipts   A             A               A               N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Global Depository Receipts     A             A               A               N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Foreign Forward                                A               A               A             N
  Currency Contracts             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Foreign Exchange Contracts     N             A               A               N             N
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Obligations of Supranational     N             A               A               N             N
  Agencies
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                 VA Growth      VA Income      VA Rotating    VA Dividend   VA Mid Corp
                                   Fund        Equity Fund    Markets Fund   Capture Fund  America Fund
                                                                             ----------------------------
---------------------------------------------------------------------------------------------------------
Derivative Contracts
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Call and Put Options               A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Futures Contracts                  A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Options                            A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Options on Currencies              A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Special Transactions
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Repurchase Agreements              A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Reverse Repurchase                 A              A               A              A             A
  Agreements
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Delayed Delivery                   A              A               A              A             A
  Transactions
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Securities Lending                 A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Illiquid Securities                A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Restricted Securities              A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Time Deposits                      A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Unit Investment Trusts             A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  When-Issued Securities             A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Yankee Bonds                       A              A               A              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Index-Based Securities             A              A               P              A             A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Investment Company Securities        A              A               A              A             A
---------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                        VA New       VA      VA Situs  VA       VA
                        Economy  InternationaSmall     Macro    Mortgage
                          Fund     Equity    Cap Fund  100 Fund Securities
                                    Fund                          Fund
-------------------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Call and Put Options    A        A           A         A        N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Futures Contracts       A        A           A         A        A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Options                 A        A           A         A        A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Options on Currencies   A        A           A         A        N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Repurchase Agreements   A        A           A         A        A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Reverse Repurchase      A        A           A         A        A
  Agreements
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  Delayed Delivery        A        A           A         A        A
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  Securities Lending      A        A           A         A        A
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  Illiquid Securities     A        A           A         A        A
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  Unit Investment         A        A           A         A        A
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  When-Issued             A        A           A         A        A
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  Yankee Bonds            A        A           A         A        N
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  Index-Based             A        A           A         A        A
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Investment Company          A        A           A         A        A
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                                INVESTMENT PRACTICES

The Prospectus discusses the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding tables, including those which are not part of a Fund's principal investment strategy.



Adjustable Rate Notes

The categories of Fixed Income Securities and Tax Exempt Securities may include "adjustable rate notes," which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs")

ADRs  are  securities,  typically  issued  by a U.S.  financial  institution  (a
"depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.


Asset-backed Securities (Non-mortgage)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. Credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

Defensive Investments

At times the Advisor may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies.


Dollar Roll Transactions

A dollar roll transaction is a transactions through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value ("NAV") if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.



Equity Securities

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Fixed Income Securities

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.


Foreign Currency Options (also see "Options")

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded.


Foreign Currency Transactions

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange.

Forward  foreign  currency   contracts  differ  from  foreign  currency  futures
contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.


Foreign Securities (including Emerging Markets)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian
Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.


Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.



Index-Based Investments

Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity Benchmark Shares ("WEBS"), and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and
(c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index ("S&P 100") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.


Interests in Other Business Organizations

The VA Growth Fund, VA Dividend Capture Fund, VA International Equity Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Situs Small Cap Fund and VA Macro 100 Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.

Lending Portfolio Securities

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. As a matter of fundamental policy, the aggregate value of all securities loaned by each of the VA Growth Fund and VA Income Equity Fund may not exceed 20% of a Fund's total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. As a matter of non-fundamental policy, the VA Rotating Markets Fund, VA Dividend Capture Fund, VA International Equity Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Situs Small Cap Fund and VA Macro 100 Fund may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


Money Market Instruments

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

     Commercial Paper and Variable Amount Master Demand Notes

     Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

     Bank Obligations

     Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

     Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

     Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

     Variable Rate Demand Notes

     Variable  rate  demand  notes  ("VRDNs")  are  unsecured,   direct  lending
     arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

     VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

     Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on heir last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission ("SEC"), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Funds, may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and insurance diversification rules described under "Taxes" section below.


Mortgage-related Securities

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.


     Mortgage Pass-through Securities

     Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

     Adjustable Rate Mortgage Securities

     Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

     ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

     Derivative Mortgage Securities

     Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

     The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

     An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR ("London Inter-Bank Offered Rate") or COFI ("Cost of Funds Index"). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

     Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

     The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. government or CMOs issued by private organizations which are rated AAA by an NRSRO.

     Stripped mortgage-backed securities ("SMBSs") may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

Options

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

A Fund may write or purchase put and call options. All call options written must be covered.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing
Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation. Preferred Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Real Estate Investment Trusts ("REITs")

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code ("Code"). Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

Illiquid  securities  include  restricted   securities,   repurchase  agreements
providing for settlement on more than seven days' notice and OTC options.

Reverse Repurchase Agreements

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Small Cap/Special Equity Situation Securities

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.


U.S. Government Securities

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


When-issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Advisor may choose to dispose of a commitment prior to settlement.

The Funds may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the International Equity Fund and Macro 100 Fund, which have no such restriction on total assets. However, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Zero-coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of
Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

                                  INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Credit (or Default) Risk

To the extent that a Fund invests in corporate debt, U.S. Government securities, mortgage-related securities or other fixed income securities, it is subject to the risk that an issuer of those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.


Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.


Derivative Contracts Risk

The use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this Prospectus, such as interest rate, credit, liquidity and leverage risks.


Equity Risk

Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

Extension Risk

Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.


Foreign Custodial Services and Related Investment Costs

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.


Liquidity Risk

Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

Market Risk

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.


Prepayment & Call Risk

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Security-Specific Risk

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

                              INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

The VA Growth Fund and the VA Income Equity Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

(2)  Purchase more than 10% of the voting securities of any issuer.

(3) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

(4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

(5) Invest more than 10% of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options.

(6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness.

(7) Invest more than 5% of its total assets in securities of any issuer which, together with any predecessor, has been in operation for less than three years.

(8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

(10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

(11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

(12) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by the Advisor, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

(13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Funds, including its investment manager and its affiliates, except as permitted by the 1940 Act and exemptive Rules or Orders thereunder.

(14) Issue senior securities.

(15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the Advisor or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

(16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the 1940 Act.

All percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.



The VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund, VA New Economy Fund, VA International Equity Fund, VA Situs Small Cap Fund, VA Macro 100 Fund and VA Mortgage Securities Fund:

(1) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(8) May not change its diversification status without shareholder approval as required by the 1940 Act.

The fundamental limitations of the VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund, VA New Economy Fund, VA International Equity Fund, VA Situs Small Cap Fund, VA Macro 100 Fund and VA Mortgage Securities Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.



1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.


The following are non-fundamental policies of the indicated Fund:

VA Income Equity Fund

o under normal circumstances, the VA Income Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA Mortgage Securities Fund

o under normal circumstances, the VA Mortgage Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

VA International Equity Fund*

o under normal circumstances, the VA International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

VA Situs Small Cap Fund*

o under normal circumstances, the VA Situs Small Cap Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies.

VA Rotating Markets Fund

o under normal circumstances, the VA Rotating Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment selected by the Advisor.


VA Mid Corp America Fund

o under normal circumstances, the VA Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

o under normal circumstances, the VA Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

VA Macro 100 Fund

o under normal circumstances, the VA Macro 100 Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

*Except for the VA Rotating Markets Fund and the VA Macro 100 Fund, the above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the VA Rotating Markets Fund will propose the same shareholder notice on a voluntary basis.

The  following  investment  limitations  of the VA  Rotating  Markets  Fund,  VA
Dividend Capture Fund, VA Mid Corp America Fund, VA New Economy Fund, VA International Equity Fund, VA Situs Small Cap Fund, VA Macro 100 Fund and VA Mortgage Securities Fund are non-fundamental policies. The Funds will not:

(1)  Invest in companies for the purpose of exercising control.

(2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

(3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectus) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

(4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

State Insurance Regulations

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manages its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Voting Information. As used in this SAI, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund or a particular Class of Shares of the Trust or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust or such Fund or such Class are represented in person or by proxy.



                   PORTFOLIO TURNOVER (To be filed by Amendment)

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2003 and 2002, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                        2003        2002

VA Growth Fund..............................................4%            2%
VA Income Equity Fund.......................................97%           4%
VA Rotating Markets Fund....................................151%1       113%
VA Dividend Capture Fund....................................87%          70%
VA Mid Corp America Fund....................................25%           3%
VA New Economy Fund.........................................80%          20%

1 The increase in this Fund's portfolio turnover rate in 2003 is due to its rotation of investments from one index to another in accordance with its investment goal and strategies.


VALUATION

NAV is calculated as of the close of the NYSE every Monday through Friday except
(i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each of the Funds relies on one or more pricing services authorized by the Board of Trustees (Authorized Pricing Services) to value its securities in calculating NAV. Each of the Funds values its securities in calculating NAV as follows. Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or official closing price as reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. Fixed Income securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees ("Board") has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. The Board has also established a Pricing Committee which will determine in good faith the fair valuation of a security in the event that market quotations are not readily available. In certain circumstances, in accordance with the Trust's Pricing Procedures, the Pricing Committee may seek a good faith fair value determination where an Authorized Pricing Service has provided a price, such as when there is a significant event that would materially impact the price of a portfolio security.

If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the NAV of the Fund's Shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

The proceeds received by each Fund for each issue or sale of its Shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the NAVs of the respective Funds except where allocations of direct expenses can otherwise be fairly made.



                   WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

The following tables give information about each Independent Trustee and the senior officers of the Trust. Each Independent Trustee oversees all portfolios of the Trust and serves for an indefinite term. Information about each Independent Trustee is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Independent Trustee from the Trust and the Huntington Fund Complex for its most recent fiscal year. Unless otherwise noted, each officer is elected annually. The Huntington Fund Complex consists of two investment companies: the Trust with 10 portfolios and The Huntington Funds with 19 portfolios. Each Independent Trustee serves as Trustee for all portfolios of the Huntington Fund Complex.

As of [DATE], the Trustees and officers as a group owned less than 1% of Shares of the Trust.


Independent Trustees Background and Compensation

                                                                                          Total
                                                                                       Compensation
                                                                                      From Trust and
               Name                                                                  Huntington Fund
            Birth Date                  Principal Occupations during the past            Complex
    Positions Held with Trust          five fiscal years, Previous Position(s)        (past calendar
        Date Service Began                   and Other Directorships Held                 year)


David S. Schoedinger                                                                 $
Birth Date: November 27, 1942         Principal Occupation: Since 1965,
                                      Chairman of the Board, Schoedinger
229 East State Street                 Funeral Service.  Since 1987, CEO,
Columbus, OH                          Schoedinger Financial Services, Inc. From
CHAIRMAN* AND TRUSTEE                 1992 to 1993, President, Board of
Began serving: June 1999              Directors of National Selected Morticians
                                      (national trade association for
                                      morticians).





                                      Other Directorships Held: None

John M. Shary                                                                        $
Birth Date: November 30, 1930         Principal Occupations: Retired;
----------------------------------    Formerly:  Member, Business Advisory
3097 Walden Ravines                   Board, HIE-HEALTHCARE.COM (formerly
Columbus, OH                          Hublink, Inc.) (1993-1997)(database
TRUSTEE                               integration software); Member, Business
Began serving: June 1999              Advisory Board, Mind Leaders, Inc.
                                      (formerly DPEC - Data Processing
                                      Education Corp.) (1993-1996) (data
                                      processing education); Member, Business
                                      Advisory Board, Miratel Corporation
                                      (1993-1995)(research and development firm
                                      for CADCAM); Chief Financial Officer of
                                      OCLC Online Computer Library Center, Inc.
                                      (1978-1993); Member, Board of Directors,
                                      Applied Information Technology Research
                                      Center (1987-1990); Member, Board of
                                      Directors, AIT (1987-1990) technology.

                                      Other Directorships Held:  None


Thomas J. Westerfield                                                                $
Birth Date: April 19, 1955            Principal Occupations: Since April 1993,
----------------------------------    Of Counsel, Cors & Bassett LLC (law firm).
7724 Westwind
Cincinnati, OH                        Other Directorships Held: None
TRUSTEE
Began serving: January 2001

William R. Wise                                                                      $
Birth Date: October 20, 1931          Principal Occupations: Retired.Corporate
TRUSTEE                               Director of Financial Services and
----------------------------------    Treasurer, Children's Hospital, Columbus,
6833 Regency Drive                    Ohio; Associate Executive Director and
Westerville, OH                       Treasurer, Children's Hospital, Columbus,
Began serving: June 1999              Ohio (1985-1989).

                                      Other Directorships Held: None

------------------------------------------------------------------------------------------------------
*David S. Schoedinger became Chairman of the Funds on April 30, 2003.

OFFICERS**

                Name
             Birth Date
              Address
     Positions Held with Trust
------------------------------------
         Date Service Began                 Principal Occupation(s) and Previous Positions
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel B. Benhase                         Principal Occupations: Executive Vice President,
Birth Date: November 23, 1959             Private Financial Group, Huntington Bancshares
41 South High Street                      Incorporated (June 2000 to present).
Columbus, OH
PRESIDENT                                 Previous Positions: Executive Vice President of
Began Serving: August 2001                Firstar Corporation and Firstar Bank, N.A. (prior
                                          to June 2000).

Charles L. Davis, Jr.                     Principal Occupations: Vice President, Managing
Birth Date: March 23, 1960                Director of Mutual Fund Services, Federated
CHIEF EXECUTIVE OFFICER                   Services Company (October 2002 to present); Vice
100 Liberty Avenue                        President, Edgewood Services, Inc., the Funds
Pittsburgh, PA                            distributor (January 2000 to present); Officer of
Began Serving: April 2003                 various Funds distributed by Edgewood Services,
                                          Inc. (December 2002 to present).

                                          Previous Positions: President, Federated Clearing
                                          Services (January 2000 to October 2002);
                                          Director, Business Development, Mutual Fund
                                          Services, Federated Services Company (September
                                          1998 to December 2000).


George M. Polatas                         Principal Occupations: Assistant Vice President,
                                          Federated Services Company; Vice President and
Birth Date: March 3, 1962                 Assistant Treasurer of various Funds distributed
1001 Liberty Avenue                       by Edgewood Services, Inc. (January 1997 to
Pittsburgh, PA                            present).
VICE PRESIDENT
Began Serving: July 2003



Bryan C. Haft                              Principal Occupation: Vice President, BISYS Fund
Birth Date: January 23, 1965               Services (June 2000 to present).
3435 Stelzer Road
Columbus, OH                               Previous Position: Director, Client Services,
TREASURER                                  BISYS Fund Services (July 1998 to June 2000).
Began Serving: April 2003

Victor R. Siclari                          Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17, 1961              (October 2002 to present).
1001 Liberty Avenue
Pittsburgh, PA                             Previous Positions: Sr. Corporate Counsel and
SECRETARY                                  Vice President, Federated Services Company
Began Serving: August 2002                 (prior to October 2002).
Ronald J. Corn                            Principal Occupation: Legal and Compliance
Birth Date: February 10, 1949             Officer, The Huntington National Bank (August
41 South High Street                      1994 to present); Chief Compliance Officer,
Columbus, OH                              Huntington Asset Advisors, Inc. (May 2001 to
ANTI-MONEY LAUNDERING                     present).
COMPLIANCE OFFICER
Began Serving: May 2001
**    Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

-----------------------------------------------------------------------------------------------------------
                                                                                                Meetings
                                                                                                Held
                                                                                                During
                                                                                                Last
                           Committee                                                            Fiscal
  Board Committee           Members                         Committee Functions                 Year
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Audit                 David S. Schoedinger      The purposes of the Audit Committee are to         [ ]
                      John M. Shary             oversee the Trust's accounting and
                      Thomas J.                 financial reporting policies and
                      Westerfield               practices; to oversee the quality and
                      William R. Wise           objectivity of the Trust's financial
                                                statements and the independent audit
                                                thereof; to consider the selection of
                                                independent public accountants for the
                                                Trust and the scope of the audit; and to
                                                act as a liaison between the Trust's
                                                independent auditors and the full Board of
                                                Trustees.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Board Committee       Committee                 Committee Functions                             Meetings
                       embers                                                                      Held
                                                                                                 uring
                                                                                                D  Last
                                                                                                 iscal
                      M                                                                         F  Year
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Nominating            David S. Schoedinger      The purpose of the Nominating Committee is         [ ]
                      John M. Shary             to identify candidates to fill vacancies
                      Thomas J.                 on the Board of Trustees.  The Nominating
                      Westerfield               Committee will consider nominees
                      William R. Wise           recommended by Shareholders.  The
                                                Nominating Committee is comprised of all
                                                four members of the Board of Trustees.
                                                Recommendations should be submitted to the
                                                Nominating Committee in care of Huntington
                                                VA Funds.
                                                -------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                                Meetings
                                                                                                Held
                                                                                                During
                                                                                                Last
                           Committee                                                            Fiscal
  Board Committee           Members                         Committee Functions                 Year
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Proxy Review          Ronald J. Corn            The purpose of the Proxy Review Committee          [ ]
                      --------------------      is to monitor the recommendations made and
                      James J. Gibboney,        votes cast by the independent third party
                      Jr.                       to assure that votes are consistent with:
                      Lisa J. Lynch             (i) the Advisor's fiduciary duty, (ii) the
                      Dennis Kelley             best interest of the shareholders of the
                      Michael P. Lydon          Funds, (iii) the guidelines published by
                                                the independent third party, and (iv) the
                                                Proxy Voting Policies.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                                Meetings
                                                                                                Held
                                                                                                During
                                                                                                Last
                           Committee                                                            Fiscal
  Board Committee           Members                         Committee Functions                 Year
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Special Proxy         David S. Schoedinger      The purpose of the Special Proxy Voting            [ ]
Voting                John M. Shary             Committee is to consider and determine how
                      Thomas J.                 to vote on behalf of the Trust with
                      Westerfield               respect to specific votes referred by the
                      William R. Wise           Trust's Advisor.
-----------------------------------------------------------------------------------------------------------

      BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF
INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2003
------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                (1)                               (2)                        (3)

                                                                       Aggregate Dollar
                                                                       Range of Equity
                                                                      Securities in All
                                                                    Registered Investment
                                     Dollar Range of Shares Owned   Companies Overseen by
          Name of Trustee             in the Huntington VA Funds        Trustee in the
                                                                     Huntington Family of
                                                                     Investment Companies

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
David S. Schoedinger                              $0                    Over $100,000
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John M. Shary                                     $0                   $50,001-$100,000
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Thomas J. Westerfield                             $0                   $50,001-$100,000
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
William R. Wise                                   $0                   $50,001-$100,000
-------------------------------------------------------------------------------------------


1 The "Huntington Family of Investment Companies" refers to both the Trust and The Huntington Funds, as both the Trust and The Huntington Funds are held out to investors as related entities for investor or investment purposes.


Investment Advisor

On May 12, 2001, The Huntington National Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank. Huntington Asset Advisors, Inc. has replaced The Huntington National Bank as the investment advisor to the Huntington VA Funds. Following the reorganization, the management and investment advisory personnel of The Huntington National Bank that provided investment management services to Huntington VA Funds will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. is wholly owned and otherwise fully controlled by The Huntington National Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the 1940 Act and, therefore, a shareholder vote is not required.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $30 billion in assets as of December 31, 2003, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and the Advisor (Investment Advisory Agreements), the Advisor, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, the Advisor makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Advisor may from time to time agree to voluntarily reduce its advisory fee. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by the Advisor on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of the Advisor.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of the Advisor's or its affiliates' lending relationships with an issuer.

Approval of Investment Advisory Agreement. The investment advisory agreement (Agreement) with Huntington Asset Advisors, Inc. was formally considered by the Board at meetings held on July 31, 2003, which included detailed discussions held outside the presence of fund management and the Advisor's personnel. In conducting its review, the Board, all of whom are independent trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Trust under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of the Advisor with respect to each portfolio in the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper, Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including the recruiting and retention of qualified investment professionals. The Board also reviewed the investment processes employed by the Advisor with respect to each Fund.

As disclosed elsewhere in this SAI, the Advisor has soft dollar arrangements by which brokers provide research to the Advisor in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of the Advisor such as costs and benefits associated with the assumption of duties as administrator and custodian to the Trust by Huntington National Bank. Also considered was the business reputation and financial resources of the Advisor and its ultimate corporate parent, Huntington Bancshares Incorporated.

Based on its review, the Board approved continuance of the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of the Advisor's services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

There are no pension or retirement plans or programs in effect for Trustees of the Trust. No officers of the Trust receive compensation from the Trust or the Funds as officers or employees of the Trust.

The Declaration of Trust for the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.


Sub-Advisor

The Advisor has delegated daily management of the VA Macro 100 Fund's assets to a Sub-Advisor, Laffer Investments, Inc. ("Laffer Investments"), which is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville, Tennessee 37203. As of December 31, 2003, Laffer Investments has assets under management of approximately $210 million.

Approval of Sub-Advisory Contract

A form of the sub-advisory agreement ("Agreement") with Laffer Investments, Inc. ("Sub-Advisor") and Huntington Asset Advisors, Inc. was formally considered by the Board at a meeting held on February 11, 2004, which included detailed discussions held outside the presence of fund management and the Advisor's and Sub-Advisor's personnel. In conducting its review, the Board, all of whom are Independent Trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services to be provided to the Trust under the Agreement; (2) the Sub-Advisor's investment advisory experience, (3) expenses under the Agreement, and (4) information comparing the VA Macro 100 Fund's expenses to that of other comparable mutual funds. The Board further reviewed staffing information about the Sub-Advisor and the investment processes to employed by the Sub-Advisor with respect to the VA Macro 100 Fund.

The Board considered the business reputation of the Sub-Advisor. Based on its review, the Board approved the form of Sub-Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of the Sub-Advisor's services and expenses and such matters as the Board considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.


Glass-Steagall Act

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor believes that it possesses the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectus and this SAI and has so represented in the Investment Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Advisor, the Board would review the Trust's relationship with the Advisor and consider taking all action necessary in the circumstances.

Should further legislative, judicial or administrative action prohibit or restrict the activities of the Advisor, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its NAV per Share or result in financial losses to any customer.



Voting Proxies on Fund Portfolio Securities

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Funds' portfolios. The Advisor's proxy voting policies and procedures, which are set forth below, govern its voting of such proxies.

Proxy Voting Policies

It is the policy of the Advisor to vote proxies in the best interest of the shareholders of the Huntington Funds and the Huntington VA Funds (the "Funds"). The Advisor will employ an independent third party (currently Institutional Shareholder Service ("ISS")) to (i) research all proxies for which the Advisor has authority to vote, (ii) to recommend a vote according to the guidelines published by the independent third party and according the these Policies, and
(iii) to cast a vote consistent with the recommendation of the independent third party, unless the Special Proxy Voting Committee overrides the recommendation of the independent third party.

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with: (i) the Advisor fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

The following is a summary of the pre-determined proxy voting guidelines adopted by ISS. The Advisor has adopted these guidelines to further the interests of the Funds with respect to proxy voting matters.

1. Operational Matters

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company, and is therefore not independent
o     Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o    Implement or renew a dead-hand or modified dead-hand poison pill

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o Failed to act on takeover offers where the majority of the shareholders tendered their shares

o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

o    Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties
o     Majority of independent directors on board
o     All-independent key committees
o     Committee chairpersons nominated by the independent directors
o     CEO performance reviewed annually by a committee of outside directors
o     Established governance guidelines
o     Company performance.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of irectors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. The company should determine the appropriate ownership requirement.

Term Limits

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. Proxy Contests

Voting for Director Nominees in Contested Elections Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

o Long-term financial performance of the target company relative to its industry; management's track record
o     Background to the proxy contest
o     Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. When voting in favor of the dissidents, we will also vote for reimbursing proxy solicitation expenses.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.


Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o     Purchase price
o     Fairness opinion
o     Financial and strategic benefits
o     How the deal was negotiated
o     Conflicts of interest
o     Other alternatives for the business
o     Non-completion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Impact on the balance sheet/working capital
o     Potential elimination of diseconomies
o     Anticipated financial and operating benefits
o     Anticipated use of funds
o     Value received for the asset
o     Fairness opinion
o     How the deal was negotiated
o     Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse

Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

o     Dilution to existing shareholders' position
o     Terms of the offer
o     Financial issues
o     Management's efforts to pursue other alternatives
o     Control issues
o     Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o     The reasons for the change
o     Any financial or tax benefits
o     Regulatory benefits
o     Increases in capital structure
o     Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
o     Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeeze outs)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.


Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o Prospects of the combined company, anticipated financial and operating benefits
o     Offer price
o     Fairness opinion
o     How the deal was negotiated
o     Changes in corporate governance
o     Change in the capital structure
o     Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spin offs
Votes on spin offs should be considered on a CASE-BY-CASE basis depending on:
o     Tax and regulatory advantages
o     Planned use of the sale proceeds
o     Valuation of spin off
o     Fairness opinion
o     Benefits to the parent company
o     Conflicts of interest
o     Managerial incentives
o     Corporate governance changes
o     Changes in the capital structure.

Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash out Provisions
Vote FOR proposals to opt out of control share cash out statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze out Provisions
Vote FOR proposals to opt out of state freeze out provisions.

Greenmail

Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote  AGAINST   proposals  that  ask  the  board  to  consider   non-shareholder
constituencies or other non-financial effects when evaluating a merger or business combination.

State Anti-takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

o It is intended for financing purposes with minimal or no dilution to current Shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes  on   proposals   to   implement  a  reverse   stock  split  that  do  not
proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin off.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

The ISS model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
o     Cash compensation, and
o     Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a

CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o     Historic trading patterns
o     Rationale for the repricing
o     Value-for-value exchange
o     Option vesting
o     Term of the option
o     Exercise price
o     Participation.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

o     Purchase price is at least 85 percent of fair market value
o     Offering period is 27 months or less, and
o     Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
o     Purchase price is less than 85 percent of fair market value, or
o     Offering period is greater than 27 months, or
o     VPD is greater than ten percent


Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote  AGAINST   shareholder   proposals   seeking  to  set  absolute  levels  on
compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:

o     Whether the proposal mandates that all awards be performance-based
o Whether the proposal extends beyond executive awards to those of lower-ranking employees
o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

o The parachute should be less attractive than an ongoing employment opportunity with the firm
o     The triggering mechanism should be beyond the control of management
o The amount should not exceed three times base salary plus guaranteed benefits

9. Social and Environmental Issues

   A. Consumer Issues and Public Safety

Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products)
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o    The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

o The company has already published a set of animal welfare standards and monitors compliance
o The company's standards are comparable to or better than those of peer firms, and
o There are no serious controversies surrounding the company's treatment of animals

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

o    Whether the proposal focuses on a specific drug and region
o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
o    Whether the company already limits price increases of its products
o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
o    The extent that peer companies implement price restraints

Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

o    The costs and feasibility of labeling and/or phasing out
o The nature of the company's business and the proportion of it affected by the Proposal
o The proportion of company sales in markets requiring labeling or GMO-free products
o    The extent that peer companies label or have eliminated GMOs
o Competitive benefits, such as expected increases in consumer demand for the company's products
o The risks of misleading consumers without federally mandated, standardized labeling
o    Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o    The extent that peer companies have eliminated GMOs

o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

o    The   percentage  of  revenue   derived  from   international   operations,
     particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

o Whether the company has adequately disclosed the financial risks of its sub-prime business

o Whether the company has been subject to violations of lending laws or serious lending controversies

o    Peer companies' policies to prevent abusive lending practices.

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand smoke:
o     Whether the company complies with all local ordinances and regulations
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
o     The risk of any health-related liabilities.
Advertising to youth:
o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
o     Whether the company has gone as far as peers in restricting advertising
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
o Whether restrictions on marketing to youth extend to foreign countries Cease production of tobacco-related products or avoid selling products to tobacco companies:
o     The percentage of the company's business affected
o The economic loss of eliminating the business versus any potential tobacco-related liabilities.
Spin off tobacco-related businesses:
o     The percentage of the company's business affected
o     The feasibility of a spin off
o     Potential future liabilities related to the company's tobacco business.

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

   B. Environment and Energy

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
o     Whether there are publicly available environmental impact reports;
o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o     The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

o    Environmentally   conscious   practices   of  peer   companies,   including
     endorsement of CERES

o    Costs of membership and implementation.

Environmental Reports
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o     The company's level of disclosure lags that of its competitors, or
o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
o     The nature of the company's business and the percentage affected
o     The extent that peer companies are recycling
o     The timetable prescribed by the proposal
o     The costs and methods of implementation
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
o     The nature of the company's business and the percentage affected
o The extent that peer companies are switching from fossil fuels to cleaner sources
o     The timetable and specific action prescribed by the proposal
o     The costs of implementation
o     The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

   C. General Corporate Issues

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o     The relevance of the issue to be linked to pay
o The degree that social performance is already included in the company's pay structure and disclosed
o The degree that social performance is used by peer companies in setting pay
o Violations or complaints filed against the company relating to the particular social performance measure
o Artificial limits sought by the proposal, such as freezing or capping executive pay
o     Independence of the compensation committee
o     Current company pay levels.

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and

o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote  AGAINST   proposals   restricting  the  company  from  making   charitable
contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

   D. Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
o There are serious controversies surrounding the company's China operations, and
o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
o     The nature and amount of company business in that country
o     The company's workplace code of conduct
o     Proprietary and confidential information involved
o     Company compliance with U.S. regulations on investing in the country
o     Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

o    Agreements with foreign suppliers to meet certain workplace standards

o    Whether company and vendor facilities are monitored and how

o    Company participation in fair labor organizations

o    Type of business

o    Proportion of business conducted overseas

o    Countries of operation with known human rights abuses

o Whether the company has been recently involved in significant labor and human rights controversies or violations

o    Peer company standards and practices

o    Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

o The company does not operate in countries with significant human rights violations

o    The company has no recent human rights controversies or violations, or

o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o     Company compliance with or violations of the Fair Employment Act of 1989
o Company anti-discrimination policies that already exceed the legal requirements
o     The cost and feasibility of adopting all nine principles
o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
o     The potential for charges of reverse discrimination
o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
o     The level of the company's investment in Northern Ireland
o     The number of company employees in Northern Ireland
o     The degree that industry peers have adopted the MacBride Principles
o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

   E. Military Business

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
o     Whether the company has in the past manufactured landmine components
o     Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
o     What weapons classifications the proponent views as cluster bombs
o Whether the company currently or in the past has manufactured cluster bombs or their components
o     The percentage of revenue derived from cluster bomb manufacture
o     Whether the company's peers have renounced future production

Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Space-Based Weaponization

Generally   vote  FOR  reports  on  a  company's   involvement   in  space-based
weaponization unless:

o     The information is already publicly available or
o     The disclosures sought could compromise proprietary information.

   F. Workplace Diversity

Board Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:

o The board composition is reasonably inclusive in relation to companies of similar size and business or
o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

o     The degree of board diversity
o     Comparison with peer companies
o     Established process for improving board diversity
o     Existence of independent nominating committee
o     Use of outside search firm
o     History of EEO violations.

Equal Employment Opportunity (EEO)

Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless all of the following apply:

o     The company has well-documented equal opportunity programs
o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o     The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o     The composition of senior management and the board is fairly inclusive
o The company has well-documented programs addressing diversity initiatives and leadership development
o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

o Whether the company's EEO policy is already in compliance with federal, state and local laws
o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
o     The industry norm for including sexual orientation in EEO statements
o Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

o    Board structure
o    Director independence and qualifications
o    Attendance at board and committee meetings.

Votes should be withheld from directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o Ignore a shareholder proposal that is approved by a majority of shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o    Are interested directors and sit on the audit or nominating committee, or
o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o     Past performance as a closed-end fund
o     Market in which the fund invests
o     Measures taken by the board to address the discount
o     Past shareholder activism, board activity
o     Votes on related proposals.

Proxy Contests
Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Past performance relative to its peers
o     Market in which fund invests
o     Measures taken by the board to address the issues
o     Past shareholder activism, board activity, and votes on related proposals
o     Strategy of the incumbents versus the dissidents
o     Independence of directors
o     Experience and skills of director candidates
o     Governance profile of the company
o     Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Proposed and current fee schedules
o     Fund category/investment objective
o     Performance benchmarks
o     Share price performance compared to peers
o     Resulting fees relative to peers
o     Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Stated specific financing purpose
o     Possible dilution for common shares
o     Whether the shares can be used for anti-takeover purposes.

Investment Company Act of 1940 Act Policies
Votes on the Investment Company Act of 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Regulatory developments
o     Current and potential returns
o     Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction
Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
o     The fund's target investments
o     The reasons given by the fund for the change
o     The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non fundamental
Vote AGAINST proposals to change a fund's fundamental investment objective to Non-fundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Political/economic changes in the target market
o     Consolidation in the target market
o     Current asset composition

Change in Fund's Sub-classification
Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Current and potential returns
o     Risk of concentration
o     Consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Strategies employed to salvage the company
o     The fund's past performance
o     Terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
o     The degree of change implied by the proposal
o     The efficiencies that could result
o     The state of incorporation
o     Regulatory standards and implications.
Vote AGAINST any of the following changes:
o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o Removal of shareholder approval requirement for amendments to the new declaration of trust
o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
o Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements
o Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund's Domicile
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:
o     Regulations of both states
o     Required fundamental policies of both states
o     increased flexibility available.

Authorize  the  Board to Hire and  Terminate  Sub-advisors  Without  Shareholder
Approval  Vote  AGAINST  proposals   authorizing  the  board  to  hire/terminate
sub-advisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Fees charged to comparably sized funds with similar objectives
o     The proposed distributor's reputation and past performance
o     The competitiveness of the fund in the industry
o     Terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o     Resulting fee structure
o     Performance of both funds
o     Continuity of management personnel
o     Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
o     Performance of the fund's NAV
o     The fund's history of shareholder relations
o     The performance of other funds under the advisor's management.


V. Recordkeeping

In accordance with Rule 204-2, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC's EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds' best interest and are not affected by the Advisor's conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party's pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. For proxy votes for which the Advisor overrides the recommendation of the independent third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.



Portfolio Transactions

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Advisor. Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. the Advisor's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

On December 31, 2003, certain Funds owned securities of the following regular broker/dealers:

(To be filed by amendment)

------------------------------------------------------------------------------
Fund                                     Security                    Holdings
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------

Code of Ethics

Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintain Codes of Ethics which permit their personnel to invest in securities for their own accounts. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.


Administrator

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Fund. Federated provides these at the following annual rate:

                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
                .07 of 1%        on the next $3 billion
               .065 of 1%        on assets in excess of $7 billion

The administrative fee received during any fiscal year shall be at least $50,000 per Fund.



Sub-Administrator

Huntington Bank serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Huntington Bank receives a fee at the following annual rate of the average daily net assets of the Funds.

     Maximum        Average Daily Net Assets
Sub-Administrative        of the Funds
       Fee
-----------------------------------------------
      .060%           on the first $4 billion
      .055%           on the next $3 billion
      .050%           on assets in excess of $7 billion

Financial Administrator

Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares (existing prior to December 1, 2001) of any Fund having more than one class of Shares.

Expenses

The  Trust's  service  providers  bear  all  expenses  in  connection  with  the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current
Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.


Distributor

The Fund's Distributor, Edgewood Services Inc., ("Distributor") offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.



Custodian

For each of the Funds, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, the Advisor is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Transfer Agent and Dividend Disbursing Agent

Unified Fund Services, Inc., whose address is P.O. Box 6110 Indianapolis, IN 46206-6110, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Auditors

KPMG LLP, whose address is 191 West Nationwide Blvd., Columbus, Ohio 43215, serves as the independent auditors for the Trust.

Legal Counsel

Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.



          FEES PAID BY THE FUNDS FOR SERVICES* (To be filed by Amendment)

-------------------------------------------------------------------------------------------------------------------------
                         VA Growth Fund                    VA Income Equity Fund            VA Rotating Markets Fund
                                                    ---------------------------------------------------------------------
              -----------------------------------------------------------------------------------------------------------
                    For the fiscal year ended            For the fiscal year ended         For the fiscal year ended
                          December 31,                         December 31,                       December 31,
              -----------------------------------------------------------------------------------------------------------
              -----------------------------------------------------------------------------------------------------------
                  2003        2002         2001        2003        2002        2001        2003      2002       2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Advisory Fee                $11,654      $1,041                  $37,647     $25,229               $2,624      $259
       Earned
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Administration               $1,457        $240                   $4,706      $5,868                 $328        $60
   Fee Earned
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Sub-Administration           $1,165        N/A                    $3,675        N/A                  $262        N/A
   Fee Earned
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
         Fund                $1,445        $496                   $3,297       $755                 $1,081       $57
   Accounting
   Fee Earned
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Reimbursements               $10,939       $ -                    $26,723    $(6,097)               $9,293    $(7,000)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
    Brokerage                $8,877       $1,681                  $18,025     $6,192                $2,065       $0
  Commissions
        Paid*
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                    VA Dividend Capture Fund            VA Mid Corp America Fund              VA New Economy Fund
                                                   ----------------------------------------------------------------------
              -----------------------------------------------------------------------------------------------------------
                   For the fiscal year ended            For the fiscal year ended          For the fiscal year ended
                          December 31,                        December 31,                       December 31,
              -----------------------------------------------------------------------------------------------------------
              -----------------------------------------------------------------------------------------------------------
                 2003        2002        2001          2003        2002       2001        2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Advisory Fee               $7,790       $256                     $9,002      $276                  $2,547      $264
       Earned
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Administration               $974         $59                     $1,125       $63                   $318        $61
   Fee Earned
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Sub-Administration           $779         N/A                      $900        N/A                   $255        N/A
   Fee Earned
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
         Fund               $1,417      $1,301                    $1,558       $58                  $1,214       $58
   Accounting
   Fee Earned
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Reimbursements             $14,403     $(6,600)                  $14,256    $(7,300)                $9,219    $(7,000)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
    Brokerage              $18,402      $1,635                   $10,883      $698                  $2,987      $779
  Commissions
        Paid*
-------------------------------------------------------------------------------------------------------------------------


* VA Income Equity Fund commenced operations on October 21, 1999; VA Growth Fund commenced operations on May 1, 2001; and VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund and VA New Economy Fund commenced operations on October 15, 2001. Therefore, the fees reflect these shortened periods of operations. Also, because the VA Growth Fund, VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund and VA New Economy Fund did not operate for a full year in 2001, their brokerage commission amounts were lower in that year.

Since May 1, 2002, The Huntington National Bank has subcontracted with BISYS Fund Services Ohio, Inc. for fund accounting services. Prior thereto, State Street Bank and Trust Company was providing sub-fund accounting services. Prior to December 1, 2001, The Huntington National Bank was administrator for the Funds and SEI Investments Mutual Fund Services was sub-administrator.


           Principal Holders of Securities (To be filed by amendment)

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. Huntington Asset Advisors, Inc. is a wholly owned subsidiary of The Huntington National Bank. The Huntington National Bank, a national banking association, is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a bank holding company organized under the laws of Ohio. By virtue of Huntington Asset Advisors, Inc.'s. affiliation with The Huntington National Bank, Huntington Asset Advisors, Inc. may be deemed to control the Funds.


As of [DATE], the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

-------------------------------------------------------------------------------
        Fund              Shareholder Name      Shares Owned        Percentage
                             Address                                    Owned
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
       VA Growth Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VA Income Equity Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  VA Rotating Markets
                 Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  VA Dividend Capture
                 Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  VA Mid Corp America
                 Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  VA New Economy Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VA      International
Equity Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VA  Situs  Small  Cap
Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VA Macro 100 Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VA           Mortgage
Securities Fund
-------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

                               SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established one class of Shares in the Funds.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding the Funds should be directed to the Trust, c/o Unified Fund Services, Inc., P.O. Box 6110 Indianapolis, IN 46206-6110.


           ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

Shares of the Funds may be purchased, exchanged and redeemed only by contacting a participating insurance company.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.

Other Purchase Information

Purchases are made at NAV. If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

Other Exchange Information

Exchanges  may  only  be  made  between  Funds  having   identical   shareholder
registrations. For any other exchanges you must obtain a signature guarantee.

Unless otherwise specified in writing, the existing registration relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for shares purchased by check until the check has cleared.



Other Redemption Information

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.



                                      TAXES

It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

     (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

     (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

     (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund may be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

For a discussion of the tax consequences of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earning from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Funds. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not in accordance with regulations prescribed by the Treasury department, adequately diversified. Disqualification of the variable annuity contract as an annuity contract would result in immediate imposition of federal income tax on variable contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

A Fund will meet the diversification requirements if no more then 55% of the value of its assets is represented by any one investment, no more than 70% of the value of its assets is represented by any two investments, no more than 80% of the value of its assets is represented by any three investments, and no more than 90% of the value of its assets is represented by any four investments. For purposes of this rule, all securities of the same issuer, all interests in a single real estate project, and all interests in the same commodity are treated as a single investment, but each government agency or instrumentality is treated as separate issuer. Alternatively, a Fund will be treated as meeting this requirement for any quarter of its taxable year if as of the close of such quarter, the Fund meets the diversification requirements applicable to regulated investment companies generally (described above) and no more than 55% of the value of it total assets consists of cash and cash items (including receivables), U.S. government securities, and securities of other regulated investment companies.

The above discussion of the federal income tax treatment of the Funds assumes that all the insurance company accounts holding Shares of a Fund are either segregated asset accounts underlying variable contacts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in
Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Fund if any of those contracts are not treated as annuity, endowment or life insurance contracts.

                           DIVIDENDS AND DISTRIBUTIONS

Each of the Funds will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.


               PERFORMANCE INFORMATION (To be filed by Amendment)

        Generally, the Funds will advertise average annual total returns

                                      ERV 1
                        Average Annual Return = ( ) n - 1
                                        P

In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for each class of shares of a Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price

                                      a - b
                            Yield = 2[ ( +1 ) (6) +1]
                                       cd

per share on the last day of the period, according to the following formula:

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.


The average annual total returns for each of the following Funds for the one-year period and for the life of the respective Fund through December 31, 2003, were as follows:

                                      Fiscal Year  Inception
                                         Ended      through
                                      12/31/2003  12/31/2003

VA Growth Fund ....................

VA Income Equity Fund..............

VA Rotating Markets Fund...........

VA Dividend Capture Fund...........

VA Mid Corp America Fund...........

VA New Economy Fund................


(1)   Since 5/1/2001
(2)   Since 10/21/1999
(3)   Since 10/15/2001


                              FINANCIAL STATEMENTS

The audited financial statements of the Funds for the year ended December 31, 2003, and the report of [____], independent certified public accountants, are incorporated herein by reference from the Trust's Annual Report to Shareholders for the year ended December 31, 2003, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

                               INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's, S&P, Fitch Ratings ("Fitch"), Duff & Phelps, and Thomson BankWatch, Inc. ("TBW"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba   Bonds  which are rated Ba are  judged  to have  speculative  elements;
          their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of the long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

     AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Description of long-term debt ratings by Fitch:

     AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC  Bonds  have  certain  identifiable   characteristics   which,  if  not
          remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C    Bonds are imminent default in payment of interest or principal.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.

          o    High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

     A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch's description of its three highest short-term debt ratings:

     F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

Moody's description of its two highest short-term loan/municipal note ratings:

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Short-Term Debt Ratings

     TBW ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

     BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

     The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

     The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

     The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3       The  lowest   investment-grade   category;   indicates  that  while
            the obligation is more  susceptible to adverse  developments
            (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.



ADDRESSES

Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA Rotating Markets Fund
Huntington VA Dividend Capture Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA International Equity Fund
Huntington VA Situs Small Cap Fund
Huntington VA Macro 100 Fund
Huntington VA Mortgage Securities Fund
5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Investment Advisor
Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH  43287

Custodian and Fund Accountant
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

Independent Auditors
KPMG LLP
191 W. Nationwide Blvd.
Suite 500
Columbus, OH  43215

Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602
Cusip 446771800
Cusip 446771883
Cusip 446771875
Cusip 446771867












Part C.           Other Information

Item 23.          Exhibits:

(a)   Conformed copy of Declaration of Trust of the Registrant, dated
      June 30, 1999; (1)
(b)   Copy of By-Laws of Registrant, dated July 21, 1999; (1)
(c)   (i)  Copy of Certificate of Designation
           of Series of Shares of the Registrant, dated July 21, 1999; (1)
      (ii) Form of Certificate of Designation
           of Series of Shares of the Registrant, effective on
           April 30, 2004 ; (+)
(d)  (i) Conformed copy of Investment Advisory Agreement of
         the Registrant  including Exhibit A, dated May 12, 2001; (3)
   (ii) Conformed copy of Amendment to Investment Advisory Agreement of the Registrant, dated October 16, 2001; (5)
   (iii) Conformed copy of Investment Advisory Contract Letter Agreement, dated February 14, 2003; (6)
   (iv) Form of Exhibit A to the Investment Advisory Agreement of the Registrant, by and between Huntington VA Funds and Huntington Asset Advisors, Inc., dated May 12, 2001, as amended April 30, 2004; (+)
   (v) Form of Subadvisory Agreement by and among Huntington VA Funds, Huntington Asset Advisors, Inc. and Laffer Investments, Inc.,
         dated April 30, 2004; (+)
(e)  (i) Copy of Distributor's Contract of Registrant through and including Exhibit E; dated December 1, 2001; (4)
    (ii) Conformed copy of Amendment to Distributor's Contract of the Registrant, dated October 1, 2003; (7)
   (iii) Conformed copy of Amendment to Distributor's Contract of the Registrant, dated November 12, 2003; (7)
    (iv) Form of Exhibit E to the Distributor's Contract of the
         Registrant; (+)
     (v) Conformed copy of Administrative Services Agreement dated
         December 1, 2001; (4)
    (vi) Conformed copy of Sub-Administrative Services Agreement dated December 1, 2001; (4)
   (vii) Form of First Amendment to Administrative Services
         Agreement between Huntington VA Funds and Hartford Life
         Insurance Company, dated September 2002; (+)
(f)      Not applicable;
(g) (i)  Conformed copy of Custodian Agreement of the
         Registrant, dated October 15, 1999; (4)
   (ii) Conformed copy of Amendment to Custodian Agreement of the Registrant, dated October 16, 2001; (5)
(h)(i)   Conformed copy of Mutual Fund Services Agreement for Transfer
         Agency Services, dated March 12, 2002; (4)
   (ii)  Conformed copy of Amendment to Mutual Fund Services
         Agreement for Transfer Agency Services, dated March 12, 2002; (7)
   (iii) Conformed copy of Financial Administration and Accounting
         Services Agreement, dated December 1, 2001; (4)
   (iv) Conformed copy of Sub-Financial Administration and Accounting Services Agreement, dated December 1, 2001; (4)
   (v)   Form of Fund Participation Agreement among Huntington
         VA Funds, Huntington Asset Advisors, Inc., Edgewood
         Services, Inc. and Hartford Life Insurance Company, dated
         November 1, 2003; (+)
   (vi)  Form of Fund Participation Agreement among Huntington
         VA Funds, Edgewood Services, Inc., Huntington Asset
         Advisors, Inc., and Transamerica Life Insurance Company,
         dated December 1, 2003; (+)
(i) Conformed copy of Opinion and Consent of Counsel as to legality of Shares being registered; (6)
(j) (i)  Conformed Copy of Independent Auditors Consent; (6)
    (ii) Consent of Ropes & Gray; (6)
(k)      Not applicable;
(l)      Copy of Initial Capital Understanding; (1)
(m)      Not Applicable
(n)      Not Applicable
(o) (i)  Conformed copy of Power of Attorney for Daniel B. Benhase,
         Bryan C. Haft, David R. Carson, James E. Ostrowski, David
         S. Schoedinger, John M. Shary, Thomas J. Westerfield and
         William R. Wise; (7)
   (ii)  Conformed copy of Power of Attorney for George M. Polatas; (7)
  (iii)  Conformed copy of Power of Attorney for
         Charles L. Davis, Jr.; (7)
(p) (i)  Code of Ethics for the Registrant; (3)
    (ii) Code of Ethics for The Huntington National Bank; (3)
    (iii)Code of Ethics for Huntington Asset Advisors, Inc; (7)
    (iv) Code of Ethics for Federated Investors; (7)
    (v)  Code of Ethics for Laffer Investment, Inc. (+)
_____________________________________________________________________________
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrations Initial Registration Statement on form N-1A filed on July 21, 1999. (File Nos. 333-83397 and 811-09481)

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on April 28, 2000. (File Nos. 333-83397 and 811-09481)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on February 16, 2001. (File Nos. 333-83397 and 811-09481)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed on April 25, 2002. (File Nos. 333-83397 and 811-09481)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on February 28, 2003. (File Nos. 333-83397 and 811-09481)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed on April 28, 2003. (File Nos. 333-83397 and 811-09481)

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 7 on Form N-1A filed on February 2, 2004. (File Nos. 333-83397 and 811-09481)

Item 24. Persons Controlled by or Under Common Control with the Registrant:

            None


Item 25. Indemnification

     Indemnification  of  Registrant's  Trustees  and  officers  is  provided by
Section 4.3 of Registrant's Declaration of Trust, which is incorporated by reference as Exhibit (a), to the fullest extent permitted by law, against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which any Trustee or officer became involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amount paid or incurred in the settlement thereof. Indemnification of Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in the Distribution Agreement, the Custodian Contract, and the Transfer Agency Agreement. The
Registrant has obtained from a majority insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and release 11330 under the Investment Company Act of 1940 in connection with any indemnification. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities is and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connection of the Investment Advisor.

     Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of The Huntington National Bank ("HNB"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HNB.


                                    POSITION WITH HUNTINGTON
      NAME                          ASSET ADVISORS, INC.

      B. Randolph Bateman           President and
                                    Chief Investment Officer

      Christopher M. Rowane         Senior Vice President

      Kirk Mentzer                  Senior Vice President

      James J. Gibboney, Jr.        Senior Vice President

      Paul Koscik                   Vice President

      Madelynn Matlock              Vice President

      Craig J. Hardy                Vice President

      Christopher G. Cwiklinski     Vice President

      Dr. Bernard Shinkel           Vice President

      William G. Doughty            Vice President

      Kathy Stylarek                Vice President

      Ronald J. Corn                Secretary and Chief
                                    Compliance Officer

      David Castor                  Treasurer and Chief
Financial Officer

Item 27.    Principal Underwriters:

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Banknorth Funds, BBH, Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak(R) Family of Funds, Hibernia Funds, The Huntington Funds, Huntington VA Funds, Marshall Funds, Inc., The Riverfront Funds, and WesMark Funds.

(b)

             (1)                        (2)                     (3)
Name and Principal          Positions and Offices         Positions and Offices
 Business Address            With Distributor                 With Registrant


Arthur L. Cherry              Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,               --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey               President,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President                        --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable



Item 28.    Location of Accounts and Records:

            The Huntington Funds..........      41 South High Street
                                                Columbus, Ohio  43287
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

            Edgewood Services, Inc........      5800 Corporate Drive
            ("Distributor")                     Pittsburgh, PA  15237-7010

            Federated Services Company....      Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Huntington Asset Advisors, Inc.     41 South High Street
            ("Adviser")                         Columbus, Ohio  43287

            The Huntington National Bank..      41 South High Street
            ("Custodian" and "Sub-              Columbus, Ohio  43287
            Administrator")

            Unified Fund Services, Inc.
            ("Transfer Agent and Dividend       P.O. Box 6110
            Disbursing Agent").................Indianapolis, IN 46206-6110


            BISYS Fund Services Ohio, Inc.      3435 Stelzer Road
            ("Sub-Fund Accountant")             Suite 1000
                                                Columbus, OH  43219

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:  Not applicable.


                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HUNTINGTON VA FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of February, 2004.

                                HUNTINGTON VA FUNDS

                  BY: /s/ Victor R. Siclari
                  Secretary
                  February 23, 2004


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                       DATE

By: /s/ Victor R. Siclari         Attorney In Fact          February 23, 2004
    Victor R. Siclari             For the Persons
    SECRETARY                     Listed Below


    Daniel B. Benhase*            President
                                  (Principal Executive Officer)

    Brian C. Haft*                Treasurer
                                  (Principal Financial Officer)

    Charles L. Davis, Jr.*        Chief Executive Officer

    George M. Polatas*            Vice President

    David S. Schoedinger*         Trustee

    John M. Shary*                Trustee

    Thomas J. Westerfield*        Trustee

    William R. Wise*              Trustee


* By Power of Attorney filed herewith